United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/13

Date of Reporting Period: 07/31/13

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2013
Share Class	Ticker
A	QAACX
C	QCACX
R	QKACX
Institutional	QIACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2012 through July 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2013, was 36.10% for Class A Shares, 34.99% for Class C Shares, 35.42% for Class R Shares and 36.46% for Institutional Shares. The total return for the Russell 3000® Index (R3000),1 the Fund's broad-based securities market index, was 26.86% for the same period. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R3000 during that period.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R3000 during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares outperformed the R3000.
Market Overview
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 26.86% return on the R3000. Small-cap stocks led the way during the reporting period, as demonstrated by the 34.76% return of the Russell 2000® Index,2 and mid-cap stocks were a close second with the Russell Midcap® Index3 at 32.37%. Large-cap stocks trailed far behind with the Russell Top 200® Index4 at 23.73%. Value stocks outperformed growth stocks significantly during the reporting period with the Russell 3000® Value Index5 returning 30.99% as compared to 22.65% for the Russell 3000® Growth Index.6
The best performing sectors in the R3000 during the reporting period were Consumer Discretionary (41.35%), Financials (37.75%) and Health Care (36.41%). Underperforming sectors during the same period included Telecommunications Services (7.51%), Utilities (10.70%) and Information Technology (14.07%).
STOCK SELECTION
While the Fund's investment process focused on individual stock selection and not sector weighting, the resulting sector allocations were a significant factor in the performance relative to the R3000 during the 12-month reporting period. There were many sectors that contributed to the Fund's outperformance versus the R3000 during the reporting period, but the one that contributed the most was the Information Technology sector. While that sector was one of the underperforming sectors in the R3000, the Fund chose better-performing stocks and underweighted the sector relative to R3000. Other sectors that made significant contributions to Fund performance included Health Care, Energy,
Annual Shareholder Report
1

Financials and Consumer Staples. The most significant negative factor in the Fund's performance was the necessary exposure to cash (1.7% as a percentage of Fund market value) which underperformed the equity market.
Individual stocks enhancing the Fund's performance included JPMorgan Chase, Hewlett-Packard, Visa and Eli Lilly. The Fund benefited as well, relative to the R3000, by not holding Apple, which performed poorly during the reporting period.
Individual stocks detracting from the Fund's performance during the reporting period, included Johnson & Johnson, Google and Bank of America.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the Russell 3000® Index.
2	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000 Index is unmanaged, and it is not possible to invest directly in an index.
3	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The Russell Midcap Index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell Top 200 Index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Russell 3000 Index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The Russell 3000 Growth Index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund2 (the “Fund”) from July 31, 2003 to July 31, 2013, compared to the Russell 3000® Index (R3000).3
Average Annual Total Returns for the Period Ended 7/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares[4]	28.62%	3.46%	6.25%
Class C Shares[4]	33.99%	3.81%	6.02%
Class R Shares[4]	35.42%	4.13%	6.37%
Institutional Shares	36.46%	4.93%	7.13%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

Growth of a $10,000 Investment–Class A Shares4
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–Class C Shares4
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Annual Shareholder Report
4

Growth of a $10,000 Investment–Class R Shares4
Growth of $10,000 as of July 31, 2013
Growth of a $10,000 Investment–Institutional shares
Growth of $10,000 as of July 31, 2013
Annual Shareholder Report
5

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000 has been adjusted to reflect reinvestment of dividends of securities.
2	The Fund is the successor to the MDT All Cap Core Fund pursuant to a reorganization that was completed on or about the close of business on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date for Class A Shares, Class C Shares and Class R Shares is historical information for the MDT All Cap Core Fund. The MDT All Cap Core Fund was managed by MDT Advisers and had similar investment objectives and strategies as the Fund.
3	The R3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The R3000 is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R3000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	The start of performance date for the Fund's Class A Shares, Class C Shares and Class R Shares was October 1, 2002. Class A Shares, Class C Shares and Class R Shares commenced operations on February 12, 2003, September 15, 2005 and December 12, 2006, respectively. Performance results shown before those dates are for the Fund's Institutional Shares and have been adjusted for the maximum sales charge, maximum contingent deferred sales charge and total annual operating expenses applicable to each class. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments described above, the Class A Shares, Class C Shares and Class R Shares annual returns would be substantially similar to those of the Institutional Shares because Shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)
At July 31, 2013, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	4.8%
Money Center Bank	4.4%
Services to Medical Professionals	3.6%
Property Liability Insurance	3.0%
Specialty Retailing	3.0%
Integrated Domestic Oil	2.7%
Oil Refiner	2.6%
Software Packaged/Custom	2.5%
Biotechnology	2.3%
Computer Stores	2.1%
Department Stores	2.1%
Ethical Drugs	2.1%
Defense Electronics	2.0%
Defense Aerospace	1.9%
Financial Services	1.9%
AT&T Divestiture	1.7%
Computers - Midrange	1.7%
Electric Utility	1.7%
Semiconductor Distribution	1.6%
Computer Peripherals	1.5%
Construction Machinery	1.5%
Integrated International Oil	1.5%
Telecommunication Equipment & Services	1.5%
Grocery Chain	1.4%
Medical Technology	1.4%
Home Products	1.3%
Broadcasting	1.2%
Life Insurance	1.2%
Multi-Line Insurance	1.2%
Securities Brokerage	1.2%
Soft Drinks	1.2%
Cable TV	1.1%
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7

Industry Composition	Percentage of Total Net Assets
Agricultural Chemicals	1.0%
Clothing Stores	1.0%
Diversified Oil	1.0%
Household Appliances	1.0%
Other[2]	29.0%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	0.0%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
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Portfolio of Investments
July 31, 2013
Shares			Value
		COMMON STOCKS—97.9%
		Agricultural Chemicals—1.0%
3,000		CF Industries Holdings, Inc.	$588,030
3,700		Monsanto Co.	365,486
2,500		Scotts Miracle-Gro Co.	125,625
		TOTAL	1,079,141
		Agricultural Machinery—0.9%
5,400		AGCO Corp.	303,750
8,200		Deere & Co.	681,174
		TOTAL	984,924
		Airline - National—0.6%
17,100	[1]	United Continental Holdings, Inc.	595,935
		Airline - Regional—0.3%
5,000		Alaska Air Group, Inc.	305,850
		Apparel—0.5%
2,000	[1]	Ann, Inc.	67,780
2,600		Carter's, Inc.	185,432
2,300		Guess ?, Inc.	77,464
900		V.F. Corp.	177,300
		TOTAL	507,976
		AT&T Divestiture—1.7%
27,500		AT&T, Inc.	969,925
17,400		Verizon Communications, Inc.	860,952
		TOTAL	1,830,877
		Auto Components—0.3%
4,100		Lear Corp.	284,007
		Auto Manufacturing—0.9%
26,800		Ford Motor Co.	452,384
12,800	[1]	General Motors Co.	459,136
		TOTAL	911,520
		Auto Original Equipment Manufacturers—0.5%
500	[1]	AutoZone, Inc.	224,290
1,800	[1]	O'Reilly Automotive, Inc.	225,468
2,200	[1]	Tenneco Automotive, Inc.	106,326
		TOTAL	556,084
		Auto Rentals—0.3%
5,000	[1]	United Rentals, Inc.	286,600
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Biotechnology—2.3%
3,600	[1]	Alexion Pharmaceuticals, Inc.	$418,428
5,800		Amgen, Inc.	628,082
3,200	[1]	Biogen Idec, Inc.	698,016
4,400	[1]	Celgene Corp.	646,184
		TOTAL	2,390,710
		Broadcasting—1.2%
20,489	[1]	DIRECTV Group, Inc.	1,296,339
		Building Materials—0.4%
4,200		Fortune Brands Home & Security, Inc.	173,502
3,300		Lennox International, Inc.	237,006
		TOTAL	410,508
		Building Supply Stores—0.6%
3,200		Home Depot, Inc.	252,896
7,700		Lowe's Cos., Inc.	343,266
		TOTAL	596,162
		Cable & Wireless Television—0.4%
4,000		Time Warner Cable, Inc.	456,280
		Cable TV—1.1%
5,200		CBS Corp. (New), Class B	274,768
10,800		Comcast Corp., Class A	486,864
4,900		Viacom, Inc., Class B	356,573
		TOTAL	1,118,205
		Capital Markets—0.3%
6,600		Franklin Resources, Inc.	322,608
		Carpets—0.4%
3,400	[1]	Mohawk Industries, Inc.	404,566
		Closed End Fund—0.8%
7,000	[1]	Berkshire Hathaway, Inc.	811,090
		Clothing Stores—1.0%
1,700	[1]	Children's Place Retail Stores, Inc.	91,868
14,000		Gap (The), Inc.	642,600
4,900		Hanesbrands, Inc.	310,954
		TOTAL	1,045,422
		Commodity Chemicals—0.9%
1,900		Du Pont (E.I.) de Nemours & Co.	109,611
7,800		LyondellBasell Industries NV	535,938
3,000		RPM International, Inc.	105,720
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Commodity Chemicals—continued
2,400		Westlake Chemical Corp.	$249,648
		TOTAL	1,000,917
		Computer Peripherals—1.5%
3,700		Lexmark International, Inc., Class A	138,713
4,600		NetApp, Inc.	189,152
8,100	[1]	Sandisk Corp.	446,472
12,000		Western Digital Corp.	772,560
		TOTAL	1,546,897
		Computer Services—0.6%
1,300	[1]	CACI International, Inc., Class A	86,320
11,134	[1]	Synnex Corp.	551,356
		TOTAL	637,676
		Computer Stores—2.1%
10,800		GameStop Corp.	529,848
42,649	[1]	Ingram Micro, Inc., Class A	973,677
2,100	[1]	Insight Enterprises, Inc.	44,919
13,862	[1]	Tech Data Corp.	711,675
		TOTAL	2,260,119
		Computers - High End—0.7%
3,600		IBM Corp.	702,144
		Computers - Midrange—1.7%
68,700		Hewlett-Packard Co.	1,764,216
		Construction Machinery—1.5%
7,300		Caterpillar, Inc.	605,243
4,900		Joy Global, Inc.	242,550
19,100		Trinity Industries, Inc.	751,967
		TOTAL	1,599,760
		Cosmetics & Toiletries—0.6%
10,000		Avon Products, Inc.	228,600
3,800		Estee Lauder Cos., Inc., Class A	249,470
5,400	[1]	Sally Beauty Holdings, Inc.	164,754
		TOTAL	642,824
		Crude Oil & Gas Production—0.5%
8,400		Chesapeake Energy Corp.	195,720
2,100		EOG Resources, Inc.	305,529
		TOTAL	501,249
		Defense Aerospace—1.9%
3,200		Alliant Techsystems, Inc.	297,920
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—continued
6,100		General Dynamics Corp.	$520,574
6,800		Lockheed Martin Corp.	816,816
4,200		Triumph Group, Inc.	329,532
		TOTAL	1,964,842
		Defense Electronics—2.0%
9,000	[1]	First Solar, Inc.	443,160
3,500		L-3 Communications Holdings, Inc.	326,025
10,300		Northrop Grumman Corp.	948,218
5,700		Raytheon Co.	409,488
		TOTAL	2,126,891
		Department Stores—2.1%
2,600		Dillards, Inc., Class A	219,518
14,900		Kohl's Corp.	789,402
16,600		Macy's, Inc.	802,444
2,200	[1]	Penney (J.C.) Co., Inc.	32,120
2,600	[1]	Sears Holdings Corp.	119,080
3,000		Target Corp.	213,750
		TOTAL	2,176,314
		Discount Department Stores—0.3%
5,400		Foot Locker, Inc.	195,102
1,800		Wal-Mart Stores, Inc.	140,292
		TOTAL	335,394
		Diversified Financial Services—0.2%
4,100	[1]	CIT Group, Inc.	205,451
		Diversified Leisure—0.5%
4,500	[1]	Bally Technologies, Inc.	322,560
4,700		Las Vegas Sands Corp.	261,179
		TOTAL	583,739
		Diversified Oil—1.0%
9,000		Murphy Oil Corp.	609,480
4,900		Occidental Petroleum Corp.	436,345
		TOTAL	1,045,825
		Education & Training Services—0.3%
11,000	[1]	Apollo Group, Inc., Class A	200,420
2,100		DeVRY, Inc.	63,168
1,500	[1]	ITT Educational Services, Inc.	39,345
		TOTAL	302,933
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Electric Utility—1.7%
24,600		AES Corp.	$306,024
5,200		American Electric Power Co., Inc.	241,020
11,100		Edison International	553,335
4,700		Entergy Corp.	317,250
6,500		Exelon Corp.	198,835
6,600		PPL Corp.	209,682
		TOTAL	1,826,146
		Electrical - Radio & TV—0.1%
1,800		Harman International Industries, Inc.	108,954
		Electrical Equipment—0.1%
4,200	[1]	Sanmina Corp.	69,132
		Electronic Test/Measuring Equipment—0.1%
1,800	[1]	Itron, Inc.	77,616
		Ethical Drugs—2.1%
7,200		Abbott Laboratories	263,736
11,400		Eli Lilly & Co.	605,454
13,300		Merck & Co., Inc.	640,661
14,700		Pfizer, Inc.	429,681
3,700	[1]	United Therapeutics Corp.	276,908
		TOTAL	2,216,440
		Financial Services—1.9%
6,500		Ameriprise Financial, Inc.	578,500
800		BlackRock, Inc.	225,568
7,400		Discover Financial Services	366,374
2,500		Nelnet, Inc., Class A	97,200
2,300	[1]	Outerwall, Inc.	127,075
3,700		Visa, Inc., Class A	654,937
		TOTAL	2,049,654
		Food Wholesaling—0.6%
3,800		Ingredion, Inc.	255,360
11,500		Sysco Corp.	396,865
		TOTAL	652,225
		Gas Utilities—0.2%
2,200		EQT Corp.	190,300
		Generic Drugs—0.9%
11,600	[1]	Endo Health Solutions, Inc.	446,136
14,600	[1]	Mylan, Inc.	489,976
		TOTAL	936,112
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—1.4%
25,700		Kroger Co.	$1,009,239
17,900		Safeway, Inc.	461,641
		TOTAL	1,470,880
		Home Products—1.3%
4,100		Energizer Holdings, Inc.	417,380
5,850	[1]	Jarden Corp.	265,999
2,100		Kimberly-Clark Corp.	207,480
5,200		Newell Rubbermaid, Inc.	140,504
4,600		Tupperware Brands Corp.	387,688
		TOTAL	1,419,051
		Hospitals—0.1%
2,700	[1]	Community Health Systems, Inc.	124,362
		Hotels—0.2%
3,600		Wyndham Worldwide Corp.	224,280
		Household Appliances—1.0%
8,100		Whirlpool Corp.	1,084,914
		Industrial Machinery—0.2%
9,100	[1]	Terex Corp.	268,268
		Insurance Brokerage—0.4%
11,100		Aspen Insurance Holdings Ltd.	416,139
		Integrated Domestic Oil—2.7%
22,800		ConocoPhillips	1,478,808
8,200		Hess Corp.	610,572
21,900		Marathon Oil Corp.	796,284
		TOTAL	2,885,664
		Integrated International Oil—1.5%
6,700		Chevron Corp.	843,463
7,900		Exxon Mobil Corp.	740,625
		TOTAL	1,584,088
		Internet Services—0.9%
3,800		IAC Interactive Corp.	192,318
1,200	[1]	NetFlix, Inc.	293,064
500	[1]	Priceline.com, Inc.	437,835
		TOTAL	923,217
		Life Insurance—1.2%
13,600		Prudential Financial, Inc.	1,073,992
2,900		StanCorp Financial Group, Inc.	153,961
		TOTAL	1,227,953
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Mail Order—0.1%
2,200		HSN, Inc.	$132,132
		Medical Supplies—0.8%
7,400		Cardinal Health, Inc.	370,666
4,300		McKesson Corp.	527,438
		TOTAL	898,104
		Medical Technology—1.4%
4,600		Medtronic, Inc.	254,104
3,900		ResMed, Inc.	185,835
13,500		St. Jude Medical, Inc.	707,265
4,700		Zimmer Holdings, Inc.	392,356
		TOTAL	1,539,560
		Metal Fabrication—0.3%
1,500		Reliance Steel & Aluminum Co.	105,300
4,200		Timken Co.	245,364
		TOTAL	350,664
		Miscellaneous Components—0.4%
27,428	[1]	Vishay Intertechnology, Inc.	394,689
		Miscellaneous Food Products—0.4%
7,200		Archer-Daniels-Midland Co.	262,584
7,300		Fresh Del Monte Produce, Inc.	205,057
		TOTAL	467,641
		Money Center Bank—4.4%
32,300		Bank of America Corp.	471,580
10,700		Bank of New York Mellon Corp.	336,515
17,300		Citigroup, Inc.	902,022
26,700		JP Morgan Chase & Co.	1,487,991
12,500		State Street Corp.	870,875
14,700		U.S. Bancorp	548,604
		TOTAL	4,617,587
		Mortgage and Title—0.2%
9,300	[1]	CoreLogic, Inc.	259,470
		Multi-Industry Capital Goods—0.7%
16,300		General Electric Co.	397,231
13,300		Textron, Inc.	364,154
		TOTAL	761,385
		Multi-Industry Transportation—0.2%
2,100		FedEx Corp.	222,600
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Multi-Line Insurance—1.2%
15,500	[1]	American International Group, Inc.	$705,405
5,500		CIGNA Corp.	428,065
2,500		Cincinnati Financial Corp.	122,500
400		Validus Holdings Ltd.	14,172
		TOTAL	1,270,142
		Newspaper Publishing—0.1%
200		Washington Post Co., Class B	107,472
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	244,348
		Office Supplies—0.2%
4,500		Avery Dennison Corp.	201,285
		Offshore Driller—0.1%
1,700		Bristow Group, Inc.	115,617
		Oil Gas & Consumable Fuels—0.8%
13,700		Phillips 66	842,550
		Oil Refiner—2.6%
11,600		HollyFrontier Corp.	528,380
10,300		Marathon Petroleum Corp.	755,299
8,700		Tesoro Petroleum Corp.	494,595
28,400		Valero Energy Corp.	1,015,868
		TOTAL	2,794,142
		Oil Service, Explore & Drill—0.4%
6,400		Helmerich & Payne, Inc.	404,480
		Other Communications Equipment—0.4%
7,600		Harris Corp.	433,732
		Packaged Foods—0.2%
5,300		Mondelez International, Inc.	165,731
		Paper Products—0.7%
5,700	[1]	Boise, Inc.	51,870
7,800		International Paper Co.	376,818
2,600		Rock-Tenn Co.	297,310
		TOTAL	725,998
		Personal & Household—0.5%
5,800		Nu Skin Enterprises, Inc., Class A	485,112
		Personal Loans—0.3%
4,200		Capital One Financial Corp.	289,884
		Personnel Agency—0.4%
4,500		Manpower, Inc.	300,915
Annual Shareholder Report
16

Shares			Value
		COMMON STOCKS—continued
		Personnel Agency—continued
3,400		Robert Half International, Inc.	$126,616
		TOTAL	427,531
		Poultry Products—0.4%
14,500		Tyson Foods, Inc., Class A	400,490
		Printing—0.1%
4,800		Donnelley (R.R.) & Sons Co.	91,152
		Property Liability Insurance—3.0%
3,200		Chubb Corp.	276,800
5,200		Everest Re Group Ltd.	694,356
12,600		HCC Insurance Holdings, Inc.	561,078
5,200		PartnerRe Ltd.	465,608
3,900		Platinum Underwriters Holdings Ltd.	226,551
11,200		The Travelers Cos., Inc.	935,760
		TOTAL	3,160,153
		Railroad—0.2%
1,300		Union Pacific Corp.	206,167
		Recreational Vehicles—0.1%
1,400		Polaris Industries, Inc., Class A	156,996
		Regional Banks—4.8%
23,300		BB&T Corp.	831,577
1,700		City National Corp.	118,201
7,300		Comerica, Inc.	310,542
29,600		Fifth Third Bancorp	569,208
17,200		Huntington Bancshares, Inc.	147,060
17,600		KeyCorp	216,304
9,400		PNC Financial Services Group	714,870
22,700		SunTrust Banks, Inc.	789,733
29,100		Wells Fargo & Co.	1,265,850
3,700		Zions Bancorp	109,668
		TOTAL	5,073,013
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	127,968
		Restaurant—0.3%
3,600	[1]	Green Mountain Coffee, Inc.	277,848
		Securities Brokerage—1.2%
5,800		Goldman Sachs Group, Inc.	951,374
10,700		Morgan Stanley	291,147
		TOTAL	1,242,521
Annual Shareholder Report
17

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Distribution—1.6%
25,913	[1]	Arrow Electronics, Inc.	$1,182,928
14,515	[1]	Avnet, Inc.	546,780
		TOTAL	1,729,708
		Semiconductor Manufacturing—0.7%
27,100		Intel Corp.	631,430
5,500	[1]	Omnivision Technologies, Inc.	89,430
		TOTAL	720,860
		Semiconductors & Semiconductor Equipment—0.2%
7,300		Broadcom Corp.	201,261
		Services to Medical Professionals—3.6%
15,400		Aetna, Inc.	988,218
2,000	[1]	Henry Schein, Inc.	207,660
7,600		Humana, Inc.	693,576
4,800		Omnicare, Inc.	253,392
12,700		UnitedHealth Group, Inc.	925,195
8,573		Wellpoint, Inc.	733,506
		TOTAL	3,801,547
		Soft Drinks—1.2%
14,400		Coca-Cola Enterprises, Inc.	540,576
13,800		Dr. Pepper Snapple Group, Inc.	645,012
1,700		PepsiCo, Inc.	142,018
		TOTAL	1,327,606
		Software Packaged/Custom—2.5%
19,200		CA, Inc.	571,008
2,000	[1]	Commvault Systems, Inc.	168,860
7,300		Computer Sciences Corp.	347,918
6,800	[1]	Electronic Arts, Inc.	177,616
9,300		Microsoft Corp.	296,019
14,900		Oracle Corp.	482,015
22,200		Symantec Corp.	592,296
		TOTAL	2,635,732
		Specialty Chemicals—0.9%
3,300		Airgas, Inc.	340,593
4,200		Ashland, Inc.	364,728
12,400		Huntsman Corp.	223,448
		TOTAL	928,769
		Specialty Retailing—3.0%
8,000		Abercrombie & Fitch Co., Class A	398,960
Annual Shareholder Report
18

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
2,600	[1]	AutoNation, Inc.	$124,540
2,900	[1]	Big Lots, Inc.	104,777
18,387		CVS Caremark Corp.	1,130,617
800	[1]	Cabela's, Inc., Class A	54,912
500	[1]	Dollar General Corp.	27,335
1,400		Expedia, Inc.	65,982
8,400		GNC Acquisition Holdings, Inc.	443,352
2,700		Nordstrom, Inc.	165,348
3,900		Signet Jewelers Ltd.	285,129
16,300		Staples, Inc.	277,426
1,400		Williams-Sonoma, Inc.	82,404
		TOTAL	3,160,782
		Technology Hardware & Equipment—0.2%
9,500		EMC Corp.	248,425
		Telecommunication Equipment & Services—1.5%
2,400	[1]	Anixter International, Inc.	199,296
22,700		Cisco Systems, Inc.	579,985
4,000		Motorola, Inc.	219,320
8,500		Qualcomm, Inc.	548,675
		TOTAL	1,547,276
		Telephone Utility—0.9%
26,200		CenturyLink, Inc.	939,270
		Tobacco—0.2%
5,000		Lorillard, Inc.	212,650
		Toys & Games—0.6%
9,500		Hasbro, Inc.	437,000
6,000		Mattel, Inc.	252,180
		TOTAL	689,180
		Transportation—0.1%
3,200	[1]	Hertz Global Holdings, Inc.	81,952
		Truck Manufacturing—0.1%
1,200		Cummins, Inc.	145,428
		Undesignated Consumer Cyclicals—0.6%
8,300		Herbalife Ltd.	543,650
2,100		Weight Watchers International, Inc.	99,645
		TOTAL	643,295
Annual Shareholder Report
19

Shares			Value
		COMMON STOCKS—continued
		Uniforms—0.3%
6,500		Cintas Corp.	$308,815
		TOTAL COMMON STOCKS (IDENTIFIED COST $84,367,284)	103,558,110
		MUTUAL FUND—2.1%
2,182,008	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	2,182,008
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $86,549,292)[4]	105,740,118
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	46,726
		TOTAL NET ASSETS—100%	$105,786,844
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $86,686,560.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
See Notes which are an integral part of the Financial Statements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
Annual Shareholder Report
20

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.73	$12.48	$10.54	$9.91	$14.05
Income From Investment Operations:
Net investment income	0.09[1]	0.06[1]	0.03[1]	0.05[1]	0.06[1]
Net realized and unrealized gain (loss) on investments	4.49	0.19	1.96	0.67	(4.15)
TOTAL FROM INVESTMENT OPERATIONS	4.58	0.25	1.99	0.72	(4.09)
Less Distributions:
Distributions from net investment income	(0.05)	—	(0.05)	(0.09)	(0.05)
Net Asset Value, End of Period	$17.26	$12.73	$12.48	$10.54	$9.91
Total Return[2]	36.10%	2.00%	18.87%	7.18%	(29.07)%
Ratios to Average Net Assets:
Net expenses	1.35%	1.35%	1.34%	1.29%	1.34%
Net investment income	0.59%	0.48%	0.21%	0.44%	0.64%
Expense waiver/reimbursement[3]	0.16%	0.40%	0.31%	0.25%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,092	$29,365	$40,227	$54,437	$81,898
Portfolio turnover	99%	164%	154%	135%	290%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.26	$12.12	$10.27	$9.66	$13.73
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.04)[1]	(0.07)[1]	(0.04)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	4.32	0.18	1.92	0.65	(4.05)
TOTAL FROM INVESTMENT OPERATIONS	4.29	0.14	1.85	0.61	(4.07)
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[2]	—
Net Asset Value, End of Period	$16.55	$12.26	$12.12	$10.27	$9.66
Total Return[3]	34.99%	1.16%	18.01%	6.33%	(29.64)%
Ratios to Average Net Assets:
Net expenses	2.15%	2.15%	2.13%	2.08%	2.14%
Net investment income (loss)	(0.21)%	(0.32)%	(0.59)%	(0.36)%	(0.17)%
Expense waiver/reimbursement[4]	0.11%	0.36%	0.29%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,674	$24,440	$31,129	$39,524	$52,546
Portfolio turnover	99%	164%	154%	135%	290%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.62	$12.44	$10.52	$9.91	$14.10
Income From Investment Operations:
Net investment income (loss)	0.02[1]	(0.00)[1,2]	(0.04)[1]	(0.01)[1]	0.01[1]
Net realized and unrealized gain (loss) on investments	4.45	0.18	1.97	0.68	(4.16)
TOTAL FROM INVESTMENT OPERATIONS	4.47	0.18	1.93	0.67	(4.15)
Less Distributions:
Distributions from net investment income	—	—	(0.01)	(0.06)	(0.04)
Net Asset Value, End of Period	$17.09	$12.62	$12.44	$10.52	$9.91
Total Return[3]	35.42%	1.45%	18.33%	6.71%	(29.42)%
Ratios to Average Net Assets:
Net expenses	1.83%	1.85%	1.83%	1.75%	1.80%
Net investment income (loss)	0.11%	(0.02)%	(0.31)%	(0.09)%	0.15%
Expense waiver/reimbursement[4]	0.02%	0.25%	0.19%	0.18%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,089	$2,718	$2,973	$2,300	$1,937
Portfolio turnover	99%	164%	154%	135%	290%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.87	$12.61	$10.66	$10.02	$14.22
Income From Investment Operations:
Net investment income	0.12[1]	0.09[1]	0.05[1]	0.08[1]	0.09[1]
Net realized and unrealized gain (loss) on investments	4.55	0.19	1.99	0.68	(4.20)
TOTAL FROM INVESTMENT OPERATIONS	4.67	0.28	2.04	0.76	(4.11)
Less Distributions:
Distributions from net investment income	(0.09)	(0.02)	(0.09)	(0.12)	(0.09)
Net Asset Value, End of Period	$17.45	$12.87	$12.61	$10.66	$10.02
Total Return[2]	36.46%	2.23%	19.14%	7.54%	(28.84)%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.08%	1.01%	1.06%
Net investment income	0.84%	0.73%	0.45%	0.69%	0.90%
Expense waiver/reimbursement[3]	0.05%	0.27%	0.19%	0.20%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,932	$39,101	$43,197	$41,958	$50,031
Portfolio turnover	99%	164%	154%	135%	290%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at value including $2,182,008 of investment in an affiliated holding (Note 5) (identified cost $86,549,292)		$105,740,118
Income receivable		82,645
Receivable for investments sold		420,908
Receivable for shares sold		134,692
TOTAL ASSETS		106,378,363
Liabilities:
Payable for investments purchased	$409,914
Payable for shares redeemed	55,464
Payable for transfer agent fee	29,735
Payable for Directors'/Trustees' fees (Note 5)	187
Payable for auditing fees	23,400
Payable for distribution services fee (Note 5)	18,853
Payable for shareholder services fee (Note 5)	9,598
Payable for share registration costs	27,413
Accrued expenses (Note 5)	16,955
TOTAL LIABILITIES		591,519
Net assets for 6,175,593 shares outstanding		$105,786,844
Net Assets Consist of:
Paid-in capital		$197,721,904
Net unrealized appreciation of investments		19,190,826
Accumulated net realized loss on investments		(111,612,209)
Undistributed net investment income		486,323
TOTAL NET ASSETS		$105,786,844
Annual Shareholder Report
25

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($34,091,549 ÷ 1,975,593 shares outstanding), no par value, unlimited shares authorized	$17.26
Offering price per share (100/94.50 of $17.26)	$18.26
Redemption proceeds per share	$17.26
Class C Shares:
Net asset value per share ($27,673,669 ÷ 1,672,425 shares outstanding), no par value, unlimited shares authorized	$16.55
Offering price per share	$16.55
Redemption proceeds per share (99.00/100 of $16.55)	$16.38
Class R Shares:
Net asset value per share ($4,089,345 ÷ 239,282 shares outstanding), no par value, unlimited shares authorized	$17.09
Offering price per share	$17.09
Redemption proceeds per share	$17.09
Institutional Shares:
Net asset value per share ($39,932,281 ÷ 2,288,293 shares outstanding), no par value, unlimited shares authorized	$17.45
Offering price per share	$17.45
Redemption proceeds per share	$17.45
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Dividends (including $2,284 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $585)			$1,973,960
Expenses:
Investment adviser fee (Note 5)		$761,160
Administrative fee (Note 5)		95,674
Custodian fees		15,521
Transfer agent fee (Note 2)		165,786
Directors'/Trustees' fees (Note 5)		1,650
Auditing fees		23,400
Legal fees		7,647
Portfolio accounting fees		79,518
Distribution services fee (Note 5)		206,619
Shareholder services fee (Note 5)		139,131
Account administration fee (Note 2)		242
Share registration costs		53,138
Printing and postage		23,347
Insurance premiums (Note 5)		4,079
Miscellaneous (Note 5)		7,469
TOTAL EXPENSES		1,584,381
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(24,331)
Waiver of administrative fee (Note 5)	(4,588)
Reimbursement of transfer agent fee (Note 2)	(67,889)
TOTAL WAIVERS AND REIMBURSEMENTS		(96,808)
Net expenses			1,487,573
Net investment income			486,387
Realized and Unrealized Gain on Investments:
Net realized gain on investments			16,243,619
Net change in unrealized appreciation of investments			14,544,294
Net realized and unrealized gain on investments			30,787,913
Change in net assets resulting from operations			$31,274,300
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$486,387	$367,706
Net realized gain on investments	16,243,619	2,904,136
Net change in unrealized appreciation/depreciation of investments	14,544,294	(2,143,917)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,274,300	1,127,925
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(106,540)	—
Institutional Shares	(261,222)	(67,721)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(367,762)	(67,721)
Share Transactions:
Proceeds from sale of shares	11,741,209	7,857,700
Net asset value of shares issued to shareholders in payment of distributions declared	356,920	65,854
Cost of shares redeemed	(32,842,623)	(30,884,509)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,744,494)	(22,960,955)
Change in net assets	10,162,044	(21,900,751)
Net Assets:
Beginning of period	95,624,800	117,525,551
End of period (including undistributed net investment income of $486,323 and $367,698, respectively)	$105,786,844	$95,624,800
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Annual Shareholder Report
29

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party-pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report
30

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended July 31, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$64,322	$(40,425)	$141
Class C Shares	51,494	(19,459)	101
Class R Shares	9,752	—	—
Institutional Shares	40,218	(8,005)	—
TOTAL	$165,786	$(67,889)	$242
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	231,485	$3,568,491	174,952	$2,147,251
Shares issued to shareholders in payment of distributions declared	7,539	102,227	—	—
Shares redeemed	(570,687)	(8,308,541)	(1,090,509)	(13,285,030)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(331,663)	$(4,637,823)	(915,557)	$(11,137,779)
Year Ended July 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	266,944	$3,858,944	246,589	$2,944,629
Shares redeemed	(588,695)	(8,276,741)	(821,569)	(9,611,299)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(321,751)	$(4,417,797)	(574,980)	$(6,666,670)
Year Ended July 31	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	92,593	$1,367,905	94,213	$1,129,971
Shares redeemed	(68,716)	(1,004,027)	(117,870)	(1,436,974)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	23,877	$363,878	(23,657)	$(307,003)
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Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	199,183	$2,945,869	136,805	$1,635,849
Shares issued to shareholders in payment of distributions declared	18,604	254,693	5,447	65,854
Shares redeemed	(967,066)	(15,253,314)	(529,245)	(6,551,206)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(749,279)	$(12,052,752)	(386,993)	$(4,849,503)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,378,816)	$(20,744,494)	(1,901,187)	$(22,960,955)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012 was as follows:
	2013	2012
Ordinary income	$367,762	$67,721
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$486,323
Net unrealized appreciation	$19,053,558
Capital loss carryforwards	$(111,474,940)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2013, the cost of investments for federal tax purposes was $86,686,560. The net unrealized appreciation of investments for federal tax purposes was $19,053,558. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,794,052 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,740,494.
At July 31, 2013, the Fund had a capital loss carryforward of $111,474,940 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$41,884,059	NA	$41,884,059
2018	$69,590,881	NA	$69,590,881
As the result of the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.
The Fund used capital loss carryforwards of $16,037,172 to offset capital gains realized during the year ended July 31, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser waived $22,339 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $4,588 of its fee. The net fee paid to FAS was 0.090% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$190,127
Class R Shares	16,492
TOTAL	$206,619
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC retained $5,676 of fees paid by the Fund. For the year ended July 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2013, FSC retained $3,249 in sales charges from the sale of Class A Shares. FSC also retained $2,442 of CDSC relating to redemptions of Class C Shares.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$75,857
Class C Shares	63,274
TOTAL	$139,131
For the year ended July 31, 2013, FSSC received $2,597 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.15%, 1.85% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2013, the Adviser reimbursed $1,992. Transactions involving the affiliated holding during the year ended July 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2012	1,319,746
Purchases/Additions	18,195,444
Sales/Reductions	(17,333,182)
Balance of Shares Held 7/31/2013	2,182,008
Value	$2,182,008
Dividend Income	$2,284
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2013, were as follows:
Purchases	$97,792,063
Sales	$119,160,316
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2013, 100.0% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2013, 100.0% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt all cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,175.70	$7.28
Class C Shares	$1,000	$1,171.30	$11.57
Class R Shares	$1,000	$1,173.00	$9.97
Institutional Shares	$1,000	$1,176.70	$5.94
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class C Shares	$1,000	$1,014.13	$10.74
Class R Shares	$1,000	$1,015.62	$9.25
Institutional Shares	$1,000	$1,019.34	$5.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.35%
Class C Shares	2.15%
Class R Shares	1.85%
Institutional Shares	1.10%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2006	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2006. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated MDT All Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
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significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R718
CUSIP 31421R304
37309 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
A	QABGX
C	QCBGX
R	QKBGX
Institutional	QIBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2012 through July 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2013, was 19.28% for Class A Shares, 18.41% for Class C Shares, 19.63% for Institutional Shares and 18.84% for Class R Shares. Over the same period, the Fund's custom blended benchmark (“Blended Index”),1 which consists of a 60%/40% blend of the Standard & Poor's 500 Index (S&P 500)2 and the Barclays U.S. Aggregate Bond Index (BAB),3 returned 13.59%. The total return of the Morningstar Moderate Allocation Category Average (MMACA),4 a peer group average for the Fund, was 14.67% during the period. The Fund's and the MMACA's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
During the reporting period, the Fund's investment strategy focused on asset allocation, security selection within the equity segment of the portfolio, and sector positioning and duration management within the fixed income segment of the portfolio. These were the most significant factors affecting the Fund's performance relative to the Blended Index during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares outperformed the Blended Index and the MMACA.
MArket Overview
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 26.86% return of the Russell 3000® Index.5 Small-cap stocks led the way during the reporting period, as demonstrated by the 34.76% return of the Russell 2000® Index,6 and mid-cap stocks were a close second with the Russell Midcap® Index,7 at 32.37%. Large-cap stocks trailed far behind with the Russell Top 200® Index8 at 23.73%. Value stocks outperformed growth stocks significantly during the reporting period with the Russell 3000® Value Index9 returning 30.99% as compared with a return of 22.65% for the Russell 3000® Growth Index.10
Real Estate Investment Trust (REIT) fundamentals benefited from the gradual improvement in employment conditions, but performance suffered when interest rates increased late in the period. Over the reporting period, the Standard & Poor's BMI U.S. REIT Index11 returned 4.38%.
International equities12 in developed markets underperformed the domestic equity market during the reporting period with the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index13 returning 23.48%. Emerging market14 equities underperformed more dramatically with the MSCI Emerging Markets Index15 returning 1.95% during the reporting period.
Annual Shareholder Report

Interest rates moved higher over the reporting period as credit conditions in Europe improved and domestic economic growth remained positive though well below potential. Yields at the longest maturities increased as much as 1.10%, negatively affecting bond market returns as evidenced by the -1.90% return for the BAB over the reporting period.
ASSET ALLOCATION
During the 12-month reporting period, equity investments accounted for an average of approximately 65% of the portfolio while fixed income and cash investments accounted for an average of 35%. Though allocations fluctuated with the swings in the market, the Fund remained overweight in equities and underweight in bonds relative to its typical 60/40 posture, which helped performance during the period. Within the equity allocation, REIT investments were decreased late in the period while the mix between domestic and international was consistently weighted towards domestic.
EQUITIES
Domestic equity investments, which were managed using Federated MDT's proprietary Optimum Q process, outperformed the Russell 3000® Index during the 12-month reporting period. Investments in the Information Technology sector were the most significant positive factor in the Fund's domestic equity performance relative to the Russell 3000® Index. A small allocation to a commodity exchange-traded fund, which was liquidated during the latter half of the reporting period, contributed negatively to Fund performance as precious metals valuations declined along with inflation expectations.
FIXED INCOME
During the 12-month reporting period, the fixed income portion of the portfolio outperformed the BAB by a healthy margin as a result of our sector management, and to a lesser extent, duration management. Overweights in high yield,16 investment-grade credit and commercial mortgage-backed securities17 were a big boost to performance during the period. Alternatively, an overweight position in Treasury Inflation Protected Securities hurt performance considerably while an overweight to emerging markets also contributed negatively during the same period. Additionally, the Fund's use of Treasury note and bond futures contracts to execute the Fund's strategies with respect to interest rate and yield curve exposure detracted from the Fund's performance over the 12-month reporting period. Security selection of specific futures on the yield curve was also poor.
1	The Fund's Blended Index, which reflects 60% of the S&P 500 and 40% of the BAB, is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it is more reflective of the Fund's balanced investment style.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500 Index, one of the Fund's broad-based securities market indices. The S&P 500's return for the 12-month reporting period was 24.98%.
Annual Shareholder Report

3	Please see the footnotes to the line graphs below for definitions of, and further information about, the BAB, one of the Fund's broad-based securities market indices. The BAB's return for the 12-month reporting period was -1.90%.
4	Please see the footnotes to the line graphs below for definitions of, and further information about, the MMACA.
5	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
9	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
10	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
11	The Standard & Poor's BMI U.S. REIT Index is a float-adjusted market capitalization weighted index that tracks the market performance of U.S. Real Estate Investment Trusts, known as REITs. Investments in REITs involve special risks associated with an investment in real estate, such as limited liquidity and interest rate risks. The index is unmanaged, and it is not possible to invest directly in an index.
12	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
Annual Shareholder Report

13	The MSCI EAFE Index measures international equity performance. It comprises 22 MSCI country indices, representing the developed markets outside of North America. The index is unmanaged, and it is not possible to invest directly in an index.
14	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
15	The MSCI Emerging Markets Index is an unmanaged index consisting of 21 emerging market countries. The index is unmanaged, and it is not possible to invest directly in an index.
16	High-yield, lower-rated securities generally entail greater market, credit and liquidity risk than investment-grade securities and may include higher volatility and higher risk of default. Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
17	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund2 (the “Fund”) from July 31, 2003 to July 31, 2013, compared to the Standard and Poor's 500 Index (S&P 500),3 the Barclays U.S. Aggregate Bond Index (BAB),4 60% S&P 500/40% BAB (Blended Index) and the Morningstar Moderate Allocation Category Average.5
Average Annual Total Returns for the Periods Ended 7/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares[6]	12.72%	3.40%	5.70%
Class C Shares[6]	17.41%	3.81%	5.49%
Class R Shares[6]	18.84%	4.10%	5.83%
Institutional Shares	19.63%	4.84%	6.56%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS A SHARES6
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–CLASS c SHARES6
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment–CLASS r SHARES6
Growth of $10,000 as of July 31, 2013
Growth of a $10,000 Investment–institutional shares
Growth of $10,000 as of July 31, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and BAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Balanced Fund.
3	The S&P 500 Index, a broad-based securities market index of the Fund, is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest
Annual Shareholder Report

directly in an index. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	The BAB Index, a broad-based securities market index of the Fund, is an unmanaged index composed of securities from the Barclay's Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The BAB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The BAB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
5	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Morningstar figures do not reflect sales charges. It is not possible to invest directly in an average.
6	The start of performance date for the Fund's Class A Shares, Class C Shares and Class R Shares was October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005, and Class R Shares commenced operations on December 12, 2006, respectively. Performance results shown before those dates are for the Fund's Institutional Shares and have been adjusted for the maximum sales charges, maximum contingent deferred sales charges and total annual operating expenses applicable to each class. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments noted above, the Fund's Class A Shares, Class C Shares and Class R Shares annual returns would be substantially similar to those of the Institutional Shares because Shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	57.7%
Corporate Debt Securities	13.5%
International Equity Securities (including International Exchange-Traded Fund)	8.6%
U.S. Treasury Securities[2]	4.9%
Mortgage-Backed Securities[3]	4.8%
Collateralized Mortgage Obligations	2.0%
Trade Finance Agreements	0.8%
Asset-Backed Securities	0.7%
Foreign Debt Securities	0.7%
Commercial Mortgage-Backed Securities	0.2%
Municipal Security	0.1%
Floating Rate Loan[4]	0.0%
Cash Equivalents[5]	7.1%
Derivative Contracts[6]	(0.1)%
Other Assets and Liabilities—Net[7]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Also includes $90,330 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At July 31, 2013, the Fund's industry composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Regional Banks	4.3%
Money Center Bank	3.7%
Specialty Retailing	3.7%
Services to Medical Professionals	3.5%
Real Estate Investment Trusts	3.3%
Software Packaged/Custom	3.0%
Property Liability Insurance	2.7%
Oil Refiner	2.6%
Integrated Domestic Oil	2.4%
Biotechnology	2.3%
Financial Services	2.1%
Defense Aerospace	2.0%
Ethical Drugs	2.0%
Oil Gas & Consumable Fuels	2.0%
Telecommunication Equipment & Services	2.0%
Defense Electronics	1.8%
Department Stores	1.7%
Construction Machinery	1.6%
AT&T Divestiture	1.5%
Computer Peripherals	1.5%
Electric Utility	1.5%
Grocery Chain	1.5%
Broadcasting	1.4%
Computers–Midrange	1.4%
Medical Technology	1.4%
Multi-Line Insurance	1.4%
Semiconductor Distribution	1.4%
Home Products	1.3%
Integrated International Oil	1.3%
Computer Stores	1.2%
Generic Drugs	1.2%
Life Insurance	1.2%
Securities Brokerage	1.1%
Clothing Stores	1.0%
Household Appliances	1.0%
Annual Shareholder Report

Industry Composition	Percentage of Equity Securities
Medical Supplies	1.0%
Soft Drinks	1.0%
Other[9]	29.0%
TOTAL	100.0%
8	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
9	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments
July 31, 2013
Shares or Principal Amount			Value
		COMMON STOCKS—59.9%
		Agricultural Chemicals—0.5%
2,100		CF Industries Holdings, Inc.	$411,621
2,200		Monsanto Co.	217,316
1,600		Scotts Co.	80,400
		TOTAL	709,337
		Agricultural Machinery—0.6%
3,100		AGCO Corp.	174,375
6,000		Deere & Co.	498,420
691		Lindsay Manufacturing Co.	51,894
		TOTAL	724,689
		Air Freight & Logistics—0.1%
800		FedEx Corp.	84,800
		Airline - National—0.3%
12,800	[1]	United Continental Holdings, Inc.	446,080
		Airline - Regional—0.2%
4,185		Alaska Air Group, Inc.	255,996
799	[1]	Spirit Airlines, Inc.	26,407
		TOTAL	282,403
		Apparel—0.4%
2,870	[1]	Ann, Inc.	97,264
1,700		Carter's, Inc.	121,244
2,143	[1]	Express, Inc.	48,325
3,800		Guess?, Inc.	127,984
400		V.F. Corp.	78,800
		TOTAL	473,617
		AT&T Divestiture—0.9%
17,800		AT&T, Inc.	627,806
10,900		Verizon Communications	539,332
		TOTAL	1,167,138
		Auto Components—0.3%
3,300		Lear Corp.	228,591
3,174	[1]	Tenneco Automotive, Inc.	153,399
		TOTAL	381,990
		Auto Manufacturing—0.5%
19,700		Ford Motor Co.	332,536
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Auto Manufacturing—continued
10,800	[1]	General Motors Co.	$387,396
		TOTAL	719,932
		Auto Part Replacement—0.0%
1,030		Standard Motor Products, Inc.	35,422
		Auto Rentals—0.2%
3,400	[1]	United Rentals, Inc.	194,888
		Biotechnology—1.4%
3,500		Amgen, Inc.	379,015
1,251	[1]	Air Methods Corp.	42,021
2,400	[1]	Alexion Pharmaceuticals, Inc.	278,952
2,200	[1]	Biogen Idec, Inc.	479,886
3,000	[1]	Celgene Corp.	440,580
998		Questcor Pharmaceuticals, Inc.	66,686
3,242	[1]	Santarus, Inc.	78,846
811	[1]	Seattle Genetics, Inc.	32,862
		TOTAL	1,798,848
		Broadcasting—0.9%
2,800		American Tower Corp.	198,212
14,900	[1]	DIRECTV	942,723
		TOTAL	1,140,935
		Building Materials—0.2%
3,500		Fortune Brands Home & Security, Inc.	144,585
2,200		Lennox International, Inc.	158,004
		TOTAL	302,589
		Building Supply Stores—0.4%
3,200		Home Depot, Inc.	252,896
6,100		Lowe's Cos., Inc.	271,938
		TOTAL	524,834
		Cable & Wireless Television—0.2%
2,400		Time Warner Cable, Inc.	273,768
		Cable TV—0.5%
3,500		CBS Corp., Class B	184,940
5,600		Comcast Corp., Class A	252,448
2,300		Viacom, Inc., Class B - New	167,371
		TOTAL	604,759
		Capital Markets—0.1%
3,300		Franklin Resources, Inc.	161,304
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Carpets—0.1%
1,300	[1]	Mohawk Industries, Inc.	$154,687
		Chemicals—0.3%
5,500		LyondellBasell Industries NV - Class - A	377,905
		Closed End Fund—0.5%
5,100	[1]	Berkshire Hathaway, Inc., Class B	590,937
		Clothing Stores—0.6%
1,200	[1]	Children's Place Retail Stores, Inc.	64,848
8,200		Gap (The), Inc.	376,380
5,300		Hanesbrands, Inc.	336,338
1,074	[1]	Jos A. Bank Clothiers, Inc.	43,884
		TOTAL	821,450
		Commercial Banks—0.2%
6,300	[1]	Popular, Inc.	207,270
		Commodity Chemicals—0.2%
2,100		RPM International, Inc.	74,004
1,400		Westlake Chemical Corp.	145,628
		TOTAL	219,632
		Computer Peripherals—0.9%
381	[1]	Aruba Networks, Inc.	6,774
6,300		EMC Corp. Mass	164,745
2,800		Lexmark International, Inc.	104,972
5,700	[1]	Sandisk Corp.	314,184
1,701	[1]	Synaptics, Inc.	68,040
8,600		Western Digital Corp.	553,668
		TOTAL	1,212,383
		Computer Services—0.2%
900	[1]	CACI International, Inc., Class A	59,760
941		Fair Isaac & Co., Inc.	47,012
809	[1]	Manhattan Associates, Inc.	71,467
1,009		Syntel, Inc.	72,426
		TOTAL	250,665
		Computer Stores—0.7%
7,400		GameStop Corp.	363,044
1,900	[1]	Insight Enterprises, Inc.	40,641
11,300	[1]	Tech Data Corp.	580,142
		TOTAL	983,827
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Computers - High End—0.4%
2,500		International Business Machines Corp.	$487,600
		Computers - Midrange—0.8%
43,400		Hewlett-Packard Co.	1,114,512
		Construction Machinery—1.0%
5,900		Caterpillar, Inc.	489,169
4,300		Joy Global, Inc.	212,850
14,400		Trinity Industries, Inc.	566,928
		TOTAL	1,268,947
		Consumer Goods—0.0%
442		Pool Corp.	23,329
		Cosmetics & Toiletries—0.4%
9,700		Avon Products, Inc.	221,742
2,000		Estee Lauder Cos., Inc., Class A	131,300
1,365		Inter Parfums, Inc.	45,018
5,332	[1]	Sally Beauty Holdings, Inc.	162,679
		TOTAL	560,739
		Crude Oil & Gas Production—0.2%
6,400		Chesapeake Energy Corp.	149,120
2,271		Energy XXI Bermuda	60,976
1,700	[1]	Stone Energy Corp.	41,412
		TOTAL	251,508
		Defense Aerospace—1.2%
2,200		Alliant Techsystems, Inc.	204,820
2,300	[1]	B/E Aerospace, Inc.	160,333
3,400		General Dynamics Corp.	290,156
866	[1]	Hexcel Corp.	30,492
3,900		Lockheed Martin Corp.	468,468
728	[1]	Teledyne Technologies, Inc.	58,364
9,000		Textron, Inc.	246,420
2,100		Triumph Group, Inc.	164,766
		TOTAL	1,623,819
		Defense Electronics—1.1%
6,000	[1]	First Solar, Inc.	295,440
2,400		L-3 Communications Holdings, Inc.	223,560
6,900		Northrop Grumman Corp.	635,214
3,800		Raytheon Co.	272,992
		TOTAL	1,427,206
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Department Stores—1.0%
10,400		Kohl's Corp.	$550,992
11,000		Macy's, Inc.	531,740
2,900	[1]	Sears Holdings Corp.	132,820
1,600		Target Corp.	114,000
		TOTAL	1,329,552
		Discount Department Stores—0.2%
4,700		Foot Locker, Inc.	169,811
800		Wal-Mart Stores, Inc.	62,352
		TOTAL	232,163
		Diversified Consumer Services—0.1%
2,418	[1]	Outerwall, Inc.	133,594
		Diversified Leisure—0.3%
3,300	[1]	Bally Technologies, Inc.	236,544
3,300		Las Vegas Sand Corp.	183,381
		TOTAL	419,925
		Education & Training Services—0.2%
8,100	[1]	Apollo Group, Inc., Class A	147,582
1,500		DeVry, Inc.	45,120
1,623	[1]	Grand Canyon Education, Inc.	54,890
1,200	[1]	ITT Educational Services, Inc.	31,476
		TOTAL	279,068
		Electric & Electronic Original Equipment Manufacturers—0.1%
1,742	[1]	Generac Holdings, Inc.	75,516
		Electric Utility—0.9%
15,600		AES Corp.	194,064
4,600		Ameren Corp.	164,726
3,400		American Electric Power Co., Inc.	157,590
7,000		Edison International	348,950
3,200		Entergy Corp.	216,000
4,300		PPL Corp.	136,611
		TOTAL	1,217,941
		Electrical - Radio & TV—0.1%
1,400		Harman International Industries, Inc.	84,742
		Electrical Equipment—0.1%
1,216		EnerSys, Inc.	64,351
448		Littelfuse, Inc.	35,835
		TOTAL	100,186
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—0.1%
7,000	[1]	Sanmina Corp.	$115,220
		Electronic Instruments—0.0%
1,039	[1]	IRobot Corp.	36,323
		Electronic Test/Measuring Equipment—0.0%
1,400	[1]	Itron, Inc.	60,368
		Ethical Drugs—1.2%
5,400		Abbott Laboratories	197,802
268	[1]	Cubist Pharmaceuticals, Inc.	16,704
994	[1]	Ligand Pharmaceuticals, Inc., Class B	47,096
8,600		Lilly (Eli) & Co.	456,746
6,800		Merck & Co., Inc.	327,556
11,300		Pfizer, Inc.	330,299
3,300	[1]	United Therapeutics Corp.	246,972
		TOTAL	1,623,175
		Financial Services—1.3%
4,600		Ameriprise Financial, Inc.	409,400
300		Blackrock, Inc.	84,588
1,833		Deluxe Corp.	75,171
4,200		Discover Financial Services	207,942
1,700		Dun & Bradstreet Corp.	176,171
1,423		Financial Engines, Inc.	67,934
1,641		Heartland Payment Systems, Inc.	61,226
1,600		Nelnet, Inc., Class A	62,208
423	[1]	Portfolio Recovery Associates, Inc.	63,158
305	[1]	Virtus Investment Partners, Inc.	56,883
2,400		Visa, Inc., Class A Shares	424,824
		TOTAL	1,689,505
		Food Products—0.0%
1,800		Mondelez International, Inc.	56,286
		Food Wholesaling—0.3%
2,600		Ingredion, Inc.	174,720
7,500		Sysco Corp.	258,825
		TOTAL	433,545
		Furniture—0.0%
1,564	[1]	Select Comfort Corp.	35,737
		Gas Utilities—0.1%
1,700		EQT Corp.	147,050
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Generic Drugs—0.7%
7,900	[1]	Endo Health Solutions, Inc.	$303,834
1,189	[1]	Hi-Tech Pharmacal Co., Inc.	42,733
2,800	[1]	Impax Laboratories, Inc.	58,072
12,400	[1]	Mylan, Inc.	416,144
900		Perrigo Co.	111,951
		TOTAL	932,734
		Grocery Chain—0.9%
609		Casey's General Stores, Inc.	40,334
20,000		Kroger Co.	785,400
13,700		Safeway, Inc.	353,323
		TOTAL	1,179,057
		Home Building—0.0%
1,161		Ryland Group, Inc.	46,951
		Home Health Care—0.1%
1,098	[1]	Wellcare Health Plans, Inc.	67,011
		Home Products—0.8%
3,100		Energizer Holdings, Inc.	315,580
4,800	[1]	Jarden Corp.	218,256
900		Kimberly-Clark Corp.	88,920
3,800		Newell Rubbermaid, Inc.	102,676
3,371		Tupperware Brands Corp.	284,108
		TOTAL	1,009,540
		Hospitals—0.1%
1,900	[1]	Community Health Systems, Inc.	87,514
		Hotels—0.2%
4,100		Wyndham Worldwide Corp.	255,430
		Hotels and Motels—0.0%
304		Six Flags Entertainment Corp.	11,184
		Household Appliances—0.6%
225	[1]	Middleby Corp.	40,261
5,400		Whirlpool Corp.	723,276
		TOTAL	763,537
		Industrial Conglomerates—0.2%
11,100		General Electric Co.	270,507
		Industrial Machinery—0.2%
745		Actuant Corp.	26,306
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrial Machinery—continued
6,200	[1]	Terex Corp.	$182,776
		TOTAL	209,082
		Insurance Brokerage—0.3%
8,400		Aspen Insurance Holdings Ltd.	314,916
313	[1]	Texas Capital Bancshares, Inc.	14,238
		TOTAL	329,154
		Integrated Domestic Oil—1.4%
15,100		ConocoPhillips	979,386
5,300		Hess Corp.	394,638
14,900		Marathon Oil Corp.	541,764
		TOTAL	1,915,788
		Integrated International Oil—0.8%
4,400		Chevron Corp.	553,916
4,900		Exxon Mobil Corp.	459,375
		TOTAL	1,013,291
		Internet Services—0.5%
2,476	[1]	Angie's List, Inc.	54,522
2,900		IAC Interactive Corp.	146,769
400	[1]	NetFlix, Inc.	97,688
1,602	[1]	Overstock.com, Inc.	54,484
300	[1]	Priceline.com, Inc.	262,701
2,194	[1]	Web.com Group, Inc.	57,000
		TOTAL	673,164
		Life Insurance—0.7%
10,600		Prudential Financial	837,082
1,900		StanCorp Financial Group, Inc.	100,871
		TOTAL	937,953
		Machined Parts Original Equipment Manufacturers—0.0%
1,163		Applied Industrial Technologies, Inc.	60,662
		Mail Order—0.1%
1,980		HSN, Inc.	118,919
		Maritime—0.0%
503		TAL International Group, Inc.	20,246
		Medical Supplies—0.6%
3,300		Cardinal Health, Inc.	165,297
355	[1]	MWI Veterinary Supply, Inc.	50,470
2,900		McKesson Corp.	355,714
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Medical Supplies—continued
629	[1]	Medidata Solutions, Inc.	$58,201
1,490		Owens & Minor, Inc.	53,581
1,419		Steris Corp.	63,884
774		West Pharmaceutical Services, Inc.	57,090
		TOTAL	804,237
		Medical Technology—0.8%
1,475		Cantel Medical Corp.	39,146
1,279	[1]	Cyberonics, Inc.	66,495
940	[1]	Integra Lifesciences Corp.	37,027
1,900		Medtronic, Inc.	104,956
1,800		ResMed, Inc.	85,770
9,200		St. Jude Medical, Inc.	481,988
3,200		Zimmer Holdings, Inc.	267,136
		TOTAL	1,082,518
		Metal Fabrication—0.2%
1,100		Reliance Steel & Aluminum Co.	77,220
2,800		Timken Co.	163,576
2,188		Worthington Industries, Inc.	78,265
		TOTAL	319,061
		Miscellaneous Components—0.3%
1,975	[1]	Microsemi Corp.	48,703
1,058	[1]	Proto Labs, Inc.	71,595
22,000	[1]	Vishay Intertechnology, Inc.	316,580
		TOTAL	436,878
		Miscellaneous Food Products—0.2%
5,400		Archer-Daniels-Midland Co.	196,938
4,500		Fresh Del Monte Produce, Inc.	126,405
		TOTAL	323,343
		Money Center Bank—2.2%
15,900		Bank of America Corp.	232,140
10,500		Citigroup, Inc.	547,470
17,700		JPMorgan Chase & Co.	986,421
7,600		State Street Corp.	529,492
7,900		The Bank of New York Mellon Corp.	248,455
11,000		U.S. Bancorp	410,520
		TOTAL	2,954,498
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Mortgage and Title—0.1%
6,200	[1]	CoreLogic, Inc.	$172,980
		Multi-Industry Basic—0.1%
5,303	[1]	Graphic Packaging Holding Co.	45,606
2,290		Olin Corp.	55,876
		TOTAL	101,482
		Multi-Industry Capital Goods—0.0%
640		Acuity Brands, Inc. Holding Company	55,360
		Multi-Industry Transportation—0.0%
1,473		Brinks Co. (The)	39,373
		Multi-Line Insurance—0.8%
11,300	[1]	American International Group, Inc.	514,263
5,900		CIGNA Corp.	459,197
1,600		Cincinnati Financial Corp.	78,400
1,300		Validus Holdings Ltd.	46,059
		TOTAL	1,097,919
		Newspaper Publishing—0.1%
300		Washington Post Co., Class B	161,208
		Office Equipment—0.1%
10,000		Pitney Bowes, Inc.	165,100
		Office Supplies—0.1%
2,800		Avery Dennison Corp.	125,244
		Offshore Driller—0.0%
100		Bristow Group, Inc.	6,801
		Oil Gas & Consumable Fuels—1.2%
1,900		EOG Resources, Inc.	276,431
5,400		Murphy Oil Corp.	365,688
3,300		Occidental Petroleum Corp.	293,865
4,500		Peabody Energy Corp.	74,520
9,100		Phillips 66	559,650
		TOTAL	1,570,154
		Oil Refiner—1.6%
2,604		Alon USA Energy, Inc.	35,571
1,581		Delek US Holdings, Inc.	47,825
8,100		HollyFrontier Corp.	368,955
6,900		Marathon Petroleum Corp.	505,977
5,700		Tesoro Petroleum Corp.	324,045
20,600		Valero Energy Corp.	736,862
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Oil Refiner—continued
2,401		Western Refining, Inc.	$72,342
		TOTAL	2,091,577
		Oil Service, Explore & Drill—0.2%
251	[1]	Geospace Technologies Corp.	18,677
4,200		Helmerich & Payne, Inc.	265,440
		TOTAL	284,117
		Oil Well Supply—0.0%
256	[1]	Dril-Quip, Inc.	23,273
		Other Communications Equipment—0.3%
6,800		Harris Corp.	388,076
1,373	[1]	Netgear, Inc.	40,929
		TOTAL	429,005
		Packaged Foods—0.1%
959	[1]	Hain Celestial Group, Inc.	69,969
		Paper Products—0.4%
5,800	[1]	Boise, Inc.	52,780
6,500		International Paper Co.	314,015
1,800		Rock-Tenn Co.	205,830
		TOTAL	572,625
		Personal & Household—0.3%
5,179		Nu Skin Enterprises, Inc.	433,172
		Personal Loans—0.2%
2,100		Capital One Financial Corp.	144,942
1,055		Cash America International, Inc.	44,310
402	[1]	Credit Acceptance Corp.	45,221
		TOTAL	234,473
		Personnel Agency—0.3%
3,500		Manpower Group, Inc.	234,045
1,596		Maximus, Inc.	60,026
3,000		Robert Half International, Inc.	111,720
		TOTAL	405,791
		Poultry Products—0.3%
815		Sanderson Farms, Inc.	57,572
10,300		Tyson Foods, Inc., Class A	284,486
		TOTAL	342,058
		Printing—0.1%
3,500		Donnelley (R.R.) & Sons Co.	66,465
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Printing—continued
1,423		Valassis Communications, Inc.	$40,740
		TOTAL	107,205
		Professional Services—0.0%
223	[1]	CoStar Group, Inc.	34,911
		Property Liability Insurance—1.6%
3,200		Everest Re Group Ltd.	427,296
9,400		HCC Insurance Holdings, Inc.	418,582
4,700		PartnerRe Ltd.	420,838
3,600		Platinum Underwriters Holdings Ltd.	209,124
7,500		The Travelers Cos, Inc.	626,625
		TOTAL	2,102,465
		Railroad—0.1%
600		Union Pacific Corp.	95,154
		Real Estate Investment Trusts—2.0%
34,000		DDR Corp.	580,720
7,000		Extra Space Storage, Inc.	294,350
7,000		Pebblebrook Hotel Trust	186,550
4,800		ProLogis, Inc.	184,128
1,500		SL Green Realty Corp.	135,975
3,691		Simon Property Group, Inc.	590,781
53,000	[1]	Strategic Hotels & Resorts, Inc.	469,580
15,000	[1]	Sunstone Hotel Investors, Inc.	194,100
		TOTAL	2,636,184
		Recreational Goods—0.1%
1,305		Sturm Ruger & Co., Inc.	66,385
		Recreational Vehicles—0.1%
2,048		Brunswick Corp.	77,312
700		Polaris Industries, Inc.	78,498
		TOTAL	155,810
		Regional Banks—2.6%
12,700		BB&T Corp.	453,263
863		Bank of the Ozarks, Inc.	41,234
5,200		Comerica, Inc.	221,208
20,900		Fifth Third Bancorp	401,907
13,300		Huntington Bancshares, Inc.	113,715
21,000		KeyCorp	258,090
7,800		PNC Financial Services Group	593,190
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Regional Banks—continued
19,500		SunTrust Banks, Inc.	$678,405
13,800		Wells Fargo & Co.	600,300
2,400		Zions Bancorp	71,136
		TOTAL	3,432,448
		Rental & Leasing Services—0.1%
2,300		Rent-A-Center, Inc.	91,977
		Restaurants—0.3%
713		Cracker Barrel Old Country Store, Inc.	69,803
938		Domino's Pizza, Inc.	58,700
2,400	[1]	Green Mountain Coffee, Inc.	185,232
642	[1]	Red Robin Gourmet Burgers	36,517
		TOTAL	350,252
		Road & Rail—0.0%
2,003	[1]	Swift Transportation Co.	35,734
		Roofing & Wallboard—0.0%
983	[1]	Beacon Roofing Supply, Inc.	40,097
		Securities Brokerage—0.6%
3,900		Goldman Sachs Group, Inc.	639,717
7,600		Morgan Stanley	206,796
		TOTAL	846,513
		Semiconductor Distribution—0.8%
16,800	[1]	Arrow Electronics, Inc.	766,920
7,100	[1]	Avnet, Inc.	267,457
494	[1]	Tyler Technologies, Inc.	36,862
		TOTAL	1,071,239
		Semiconductor Manufacturing—0.5%
2,467	[1]	Cirrus Logic, Inc.	47,564
21,300		Intel Corp.	496,290
1,865	[1]	Semtech Corp.	56,416
		TOTAL	600,270
		Semiconductor Manufacturing Equipment—0.0%
2,613		Mentor Graphics Corp.	53,645
		Semiconductors & Semiconductor Equipment—0.1%
3,800		Broadcom Corp.	104,766
		Services to Medical Professionals—2.1%
11,700		Aetna, Inc.	750,789
1,276	[1]	Bio-Reference Laboratories, Inc.	34,133
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
1,056	[1]	Centene Corp.	$58,576
500	[1]	Henry Schein, Inc.	51,915
4,900		Humana, Inc.	447,174
870	[1]	Molina Healthcare, Inc.	32,295
4,000		Omnicare, Inc.	211,160
2,000		Quest Diagnostics, Inc.	116,620
1,346	[1]	Team Health Holdings, Inc.	54,136
7,500		UnitedHealth Group, Inc.	546,375
1,422	[1]	WebMd Health Corp.	46,940
4,800		Wellpoint, Inc.	410,688
		TOTAL	2,760,801
		Shoes—0.1%
2,911	[1]	CROCs, Inc.	39,794
1,228	[1]	Deckers Outdoor Corp.	67,331
900	[1]	Genesco, Inc.	63,342
		TOTAL	170,467
		Soft Drinks—0.6%
10,400		Coca-Cola Enterprises, Inc.	390,416
7,900		Dr. Pepper Snapple Group, Inc.	369,246
700		PepsiCo, Inc.	58,478
		TOTAL	818,140
		Software—0.1%
1,543	[1]	Infoblox, Inc.	50,456
1,804	[1]	QLIK Technologies, Inc.	56,501
		TOTAL	106,957
		Software Packaged/Custom—1.8%
2,207	[1]	Aspen Technology, Inc.	71,816
14,300		CA, Inc.	425,282
2,456	[1]	Commvault Systems, Inc.	207,360
5,400		Computer Sciences Corp.	257,364
4,500	[1]	Electronic Arts, Inc.	117,540
1,230	[1]	Electronics for Imaging, Inc.	36,937
168	[1]	Guidewire Software, Inc.	7,351
8,900		Microsoft Corp.	283,287
11,600		Oracle Corp.	375,260
1,581		Pegasystems, Inc.	56,758
16,000		Symantec Corp.	426,880
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
1,286	[1]	Synchronoss Technologies, Inc.	$44,354
1,738	[1]	ValueClick, Inc.	42,477
		TOTAL	2,352,666
		Specialty Chemicals—0.5%
1,600		Airgas, Inc.	165,136
1,641		American Vanguard Corp.	40,516
3,300		Ashland, Inc.	286,572
898		Chemed Corp.	63,390
8,400		Huntsman Corp.	151,368
		TOTAL	706,982
		Specialty Retailing—2.2%
5,200		Abercrombie & Fitch Co., Class A	259,324
1,530	[1]	Asbury Automotive Group, Inc.	74,725
1,800	[1]	AutoNation, Inc.	86,220
300	[1]	AutoZone, Inc.	134,574
2,400	[1]	Big Lots, Inc.	86,712
12,000		CVS Corp.	737,880
1,988	[1]	Cabela's, Inc., Class A	136,456
692	[1]	Conn's, Inc.	44,717
550		Expedia, Inc.	25,922
7,271		GNC Acquisition Holdings, Inc.	383,763
772	[1]	Lumber Liquidators Holdings, Inc.	74,745
2,500		Nordstrom, Inc.	153,100
1,800	[1]	O'Reilly Automotive, Inc.	225,468
1,219		Penske Automotive Group, Inc.	45,323
2,800		Signet Jewelers Ltd.	204,708
13,300		Staples, Inc.	226,366
		TOTAL	2,900,003
		Surveillance-Detection—0.1%
1,600		Diebold, Inc.	52,256
736		Mine Safety Appliances Co.	39,104
		TOTAL	91,360
		Telecommunication Equipment & Services—1.2%
2,773	[1]	Anixter International, Inc.	230,270
3,126	[1]	CIENA Corp.	68,959
21,300		Cisco Systems, Inc.	544,215
752	[1]	Mastec, Inc.	24,816
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Telecommunication Equipment & Services—continued
3,200		Motorola Solutions, Inc.	$175,456
878		Plantronics, Inc.	40,818
6,800		Qualcomm, Inc.	438,940
2,134	[1]	Ubiquiti Networks, Inc.	44,857
		TOTAL	1,568,331
		Telephone Utility—0.5%
18,800		CenturyLink, Inc.	673,980
		Toys & Games—0.3%
6,900		Hasbro, Inc.	317,400
2,200		Mattel, Inc.	92,466
		TOTAL	409,866
		Truck Manufacturing—0.1%
1,300		Cummins, Inc.	157,547
		Trucking—0.0%
904	[1]	Old Dominion Freight Lines, Inc.	39,487
		Undesignated Consumer Cyclicals—0.5%
8,200		Herbalife Ltd.	537,100
1,216	[1]	Parexel International Corp.	60,131
		TOTAL	597,231
		Undesignated Consumer Staples—0.1%
1,513	[1]	Medifast, Inc.	41,365
875	[1]	USANA, Inc.	72,293
		TOTAL	113,658
		Undesignated Health—0.0%
1,499		HealthSouth Corp.	48,807
		Uniforms—0.1%
4,000		Cintas Corp.	190,040
		TOTAL COMMON STOCKS (IDENTIFIED COST $66,794,908)	79,408,963
		ASSET-BACKED SECURITIES—0.7%
$26,888		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 08/25/2032	27,892
300,000		Discover Card Master Trust I 2012—B3, 0.641%, 05/15/2018	299,228
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045	176,935
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.681%, 06/20/2017	400,610
Annual Shareholder Report

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
$25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019	$24,124
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $952,934)	928,789
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
1,473		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.399%, 3/25/2031	1,527
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	188,429
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.971%, 6/10/2046	191,787
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	69,534
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	129,032
4,700		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	5,192
9,171		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	10,331
79		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	79
16,752		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	18,526
19,973		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	22,413
1,487		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	1,582
4,030		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	4,221
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	100,784
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	140,725
14,602		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	16,171
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.252%, 2/12/2051	114,158
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.093%, 12/12/2049	56,524
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	98,492
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	142,131
105,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	106,367
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,004
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,464,079)	1,444,009
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—9.8%
		Basic Industry - Chemicals—0.3%
$100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	$105,986
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,892
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	38,320
70,000		RPM International, Inc., 6.500%, 02/15/2018	79,486
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,952
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	86,344
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,972
		TOTAL	384,952
		Basic Industry - Metals & Mining—0.8%
50,000		Alcan, Inc., 5.000%, 06/01/2015	53,472
100,000		Alcoa, Inc., 5.870%, 02/23/2022	99,288
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	96,332
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	11,231
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	79,852
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	98,880
30,000	[2,3]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.500%, 05/01/2018	27,881
100,000	[2,3]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 4.100%, 05/01/2023	85,290
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	39,184
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	41,132
50,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.700%, 03/15/2023	45,061
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	16,977
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	96,884
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	99,827
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	146,678
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	19,334
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	64,262
		TOTAL	1,121,565
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,198
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	20,834
		TOTAL	30,032
		Capital Goods - Aerospace & Defense—0.1%
50,000	[2,3]	BAE Systems Holdings, Inc, Series 144A, 5.200%, 8/15/2015	53,704
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	$21,702
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	9,894
		TOTAL	85,300
		Capital Goods - Building Materials—0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	45,349
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	42,704
		Capital Goods - Diversified Manufacturing—0.3%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	14,477
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,744
60,000		Dover Corp., Note, 5.450%, 03/15/2018	68,855
30,000		Emerson Electric Co., 4.875%, 10/15/2019	34,312
80,000		Hubbell, Inc., 5.950%, 06/01/2018	92,712
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	52,866
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	90,143
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	35,600
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,160
		TOTAL	421,869
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	96,851
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,273
		TOTAL	127,124
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	44,313
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	9,654
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,614
		TOTAL	64,581
		Communications - Media & Cable—0.0%
24,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	25,512
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	34,979
		TOTAL	60,491
		Communications - Media Noncable—0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	27,576
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	29,569
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	26,880
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Media Noncable—continued
$75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	$90,179
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	19,731
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	106,428
		TOTAL	300,363
		Communications - Telecom Wireless—0.3%
50,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	46,747
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	107,051
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	53,234
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	109,333
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	32,950
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	89,328
		TOTAL	438,643
		Communications - Telecom Wirelines—0.1%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	9,500
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	100,197
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	71,459
		TOTAL	181,156
		Consumer Cyclical - Automotive—0.3%
70,000	[2,3]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.950%, 03/28/2014	70,438
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	76,219
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,555
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	91,199
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	21,234
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,132
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.500%, 01/30/2015	84,209
10,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.950%, 09/12/2017	9,939
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.500%, 04/03/2018	64,915
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,985
		TOTAL	463,825
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Entertainment—0.3%
$200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	$222,674
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	102,916
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,835
		TOTAL	351,425
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	28,148
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	50,723
		TOTAL	78,871
		Consumer Cyclical - Retailers—0.0%
15,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	14,786
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,589
		TOTAL	25,375
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	68,240
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,185
		TOTAL	79,425
		Consumer Non-Cyclical - Food/Beverage—0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/01/2014	104,287
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	111,405
50,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	47,991
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	61,824
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.2%, 4/09/2023	185,627
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	23,330
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,781
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	51,596
		TOTAL	616,841
		Consumer Non-Cyclical - Health Care—0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	49,140
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	52,401
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	9,688
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	102,418
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	68,147
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,414
		TOTAL	293,208
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
$10,000	Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	$10,282
30,000	Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	36,396
	TOTAL	46,678
	Consumer Non-Cyclical - Products—0.0%
10,000	Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,554
	Consumer Non-Cyclical - Tobacco—0.1%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	32,018
30,000	Philip Morris International, Inc., 5.650%, 05/16/2018	35,032
	TOTAL	67,050
	Energy - Independent—0.2%
50,000	Canadian Natural Resources Ltd., 4.900%, 12/01/2014	52,549
30,000	EOG Resources, Inc., Note, 5.625%, 06/01/2019	35,502
10,000	Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	10,061
10,000	Talisman Energy, Inc., Sr. Unsecd. Note, 5.500%, 05/15/2042	10,103
75,000	XTO Energy, Inc., 6.375%, 06/15/2038	98,096
60,000	XTO Energy, Inc., 6.750%, 08/01/2037	81,224
	TOTAL	287,535
	Energy - Integrated—0.3%
30,000	BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	32,225
20,000	BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,975
100,000	Husky Oil Ltd., Deb., 7.550%, 11/15/2016	115,219
90,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	82,027
20,000	Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,364
50,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	50,076
20,000	Phillips 66, Sr. Unsecd. Note, 1.950%, 03/05/2015	20,327
50,000	Phillips 66, Sr. Unsecd. Note, Series WI, 4.300%, 04/01/2022	51,615
	TOTAL	392,828
	Energy - Oil Field Services—0.1%
15,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,500
15,000	Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	18,746
20,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	20,050
15,000	Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,014
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$10,000	[2,3]	Schlumberger Investment SA, Company Guarantee, 1.950%, 09/14/2016	$10,232
		TOTAL	80,542
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	11,402
30,000		Valero Energy Corp., 7.500%, 04/15/2032	36,322
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,114
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	35,879
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	106,670
		TOTAL	203,387
		Financial Institution - Banking—1.9%
74,000		American Express Co., 2.65%, 12/02/2022	69,442
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	52,384
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	43,038
60,000		Bank of America Corp., Sr. Unsecd. Note, 4.500%, 04/01/2015	63,075
100,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	107,747
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	48,676
125,000	[2,3]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 09/29/2049	127,187
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	52,662
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,598
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	107,187
25,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	27,026
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	41,532
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	41,992
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	21,134
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	76,516
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	264,064
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,956
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.000%, 5/01/2014	51,972
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	27,788
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	34,235
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	55,135
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	153,664
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	372,400
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	69,935
175,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	164,760
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	$21,413
30,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/01/2014	30,941
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	101,759
30,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/01/2018	34,770
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	78,506
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	121,282
		TOTAL	2,557,776
		Financial Institution - Brokerage—0.3%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,730
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	89,453
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	140,800
40,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	40,113
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	13,602
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	52,247
		TOTAL	357,945
		Financial Institution - Finance Noncaptive—0.2%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.100%, 01/09/2023	28,287
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.960%, 12/21/2065	172,000
		TOTAL	200,287
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	58,790
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	55,852
		TOTAL	114,642
		Financial Institution - Insurance - Life—0.3%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	197,347
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	12,580
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,286
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	15,250
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	19,172
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,566
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	9,763
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	$58,809
		TOTAL	332,773
		Financial Institution - Insurance - P&C—0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	97,630
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,131
75,000		CNA Financial Corp., 6.500%, 08/15/2016	85,299
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	36,862
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	23,344
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 03/15/2014	102,466
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	91,132
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	55,386
		TOTAL	493,250
		Financial Institution - REITs—0.4%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	48,182
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	51,379
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	16,892
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	63,853
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,422
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	45,813
50,000	[2,3]	Healthcare Trust of America, Series 144A, 3.700%, 04/15/2023	47,422
75,000		Liberty Property LP, 6.625%, 10/01/2017	86,315
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	18,801
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,244
35,000		Simon Property Group LP, 6.750%, 05/15/2014	36,112
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	35,224
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,392
		TOTAL	504,051
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	30,485
		Technology—0.4%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,135
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	43,356
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	$27,606
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	67,148
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	19,637
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	92,454
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.600%, 09/15/2017	20,268
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,911
100,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	103,026
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	19,990
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	9,988
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,059
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	27,727
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,612
		TOTAL	496,917
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	139,945
		Transportation - Railroads—0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	79,438
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	57,207
30,000	[2,3]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.000%, 05/15/2023	27,968
		TOTAL	164,613
		Transportation - Services—0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	104,633
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/02/2015	61,841
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	30,435
		TOTAL	196,909
		Utility - Electric—0.6%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	88,956
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	105,762
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,145
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	74,230
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	102,082
25,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.250%, 03/15/2023	22,888
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,791
19,641	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	21,129
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 8.000%, 03/01/2032	$34,728
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	92,036
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	49,636
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	84,954
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	60,971
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,993
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,172
		TOTAL	806,473
		Utility - Natural Gas Distributor—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	26,066
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,031
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	63,177
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	62,952
		TOTAL	163,226
		Utility - Natural Gas Pipelines—0.2%
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	51,183
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	44,741
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	67,827
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 12/15/2013	50,768
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,494
40,000		Williams Partners LP, 5.250%, 03/15/2020	43,223
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,315
		TOTAL	306,551
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,612,738)	13,167,516
		FOREIGN GOVERNMENT/AGENCY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $76,682)	81,750
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
1,762		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	1,817
Annual Shareholder Report

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$4,952		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	$5,343
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,957)	7,160
		MUNICIPAL SECURITY—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	80,390
		U.S. TREASURY—4.9%
514,575		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	510,000
1,276,360		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	1,332,899
1,500,000		United States Treasury Note, 0.500%, 7/31/2017	1,468,101
750,000	[4]	United States Treasury Note, 0.875%, 11/30/2016	752,725
950,000		United States Treasury Note, 1.875%, 6/30/2020	943,223
200,000		United States Treasury Note, 3.375%, 11/15/2019	219,471
1,100,000		United States Treasury Note, 3.500%, 5/15/2020	1,212,650
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,648,194)	6,439,069
		EXCHANGE-TRADED FUND—6.4%
141,000		iShares MSCI EAFE Index Fund (IDENTIFIED COST $7,994,496)	8,512,170
		INVESTMENT COMPANIES—17.0%[5]
55,577		Emerging Markets Fixed Income Core Fund	1,832,768
821,021		Federated Mortgage Core Portfolio	8,062,428
7,453,957	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	7,453,957
133,659		Federated Project and Trade Finance Core Fund	1,305,849
576,194		High Yield Bond Portfolio	3,820,168
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $22,469,264)	22,475,170
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $119,090,252)[7]	132,544,986
		OTHER ASSETS AND LIABILITIES - NET—0.0%[8]	25,550
		TOTAL NET ASSETS—100%	$132,570,536
Annual Shareholder Report

At July 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Note 5-Year Long Futures	66	$8,010,234	September 2013	$(117,195)
[1]United States Treasury Note 10-Year Long Futures	55	$6,954,063	September 2013	$(211,960)
[1]United States Treasury Bond Ultra Long Short Futures	10	$1,442,500	September 2013	$52,321
[1]United States Treasury Long Bond Short Futures	20	$2,681,250	September 2013	$156,886
[1]United States Treasury Note 2-Year Short Futures	100	$22,031,250	September 2013	$7,587
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(112,361)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2013, these restricted securities amounted to $2,824,785, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2013, these liquid restricted securities amounted to $2,602,111, which represented 2.0% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $118,911,830.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$76,476,366	$—	$—	$76,476,366
International	2,932,597	—	—	2,932,597
Debt Securities:
Asset-Backed Securities	—	928,789	—	928,789
Collateralized Mortgage Obligations	—	1,444,009	—	1,444,009
Corporate Bonds	—	13,167,516	—	13,167,516
Foreign Government/Agency	—	81,750	—	81,750
Mortgage-Backed Securities	—	7,160	—	7,160
Municipal Security	—	80,390	—	80,390
U.S. Treasury	—	6,439,069	—	6,439,069
Exchange-Traded Fund	8,512,170	—	—	8,512,170
Investment Companies[1]	21,169,321	1,305,849	—	22,475,170
TOTAL SECURITIES	$109,090,454	$23,454,532	$—	$132,544,986
OTHER FINANCIAL INSTRUMENTS[2]	$(112,361)	$—	$—	$(112,361)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.20	$12.17	$10.86	$10.17	$12.51
Income From Investment Operations:
Net investment income	0.14[1]	0.17[1]	0.15[1]	0.16[1]	0.20[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	2.19	0.02	1.33	0.71	(2.27)
TOTAL FROM INVESTMENT OPERATIONS	2.33	0.19	1.48	0.87	(2.07)
Less Distributions:
Distributions from net investment income	(0.18)	(0.16)	(0.17)	(0.18)	(0.27)
Net Asset Value, End of Period	$14.35	$12.20	$12.17	$10.86	$10.17
Total Return[2]	19.28%	1.65%	13.67%	8.51%	(16.35)%
Ratios to Average Net Assets:
Net expenses	1.30%	1.30%	1.28%	1.21%	1.30%
Net investment income	1.10%	1.43%	1.27%	1.47%	2.03%
Expense waiver/reimbursement[3]	0.11%	0.28%	0.23%	0.25%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,340	$48,774	$57,358	$86,018	$105,635
Portfolio turnover	105%	149%	139%	130%	231%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.03	$11.99	$10.70	$10.03	$12.30
Income From Investment Operations:
Net investment income	0.04[1]	0.08[1]	0.06[1]	0.08[1]	0.13[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	2.16	0.03	1.31	0.69	(2.23)
TOTAL FROM INVESTMENT OPERATIONS	2.20	0.11	1.37	0.77	(2.10)
Less Distributions:
Distributions from net investment income	(0.07)	(0.07)	(0.08)	(0.10)	(0.17)
Net Asset Value, End of Period	$14.16	$12.03	$11.99	$10.70	$10.03
Total Return[2]	18.41%	0.93%	12.85%	7.63%	(16.95)%
Ratios to Average Net Assets:
Net expenses	2.05%	2.05%	2.04%	1.96%	2.05%
Net investment income	0.36%	0.68%	0.52%	0.71%	1.28%
Expense waiver/reimbursement[3]	0.08%	0.24%	0.19%	0.22%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,450	$34,193	$45,512	$49,907	$55,582
Portfolio turnover	105%	149%	139%	130%	231%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.17	$12.12	$10.83	$10.14	$12.51
Income From Investment Operations:
Net investment income	0.09[1]	0.11[1]	0.09[1]	0.10[1]	0.15[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	2.19	0.03	1.32	0.72	(2.27)
TOTAL FROM INVESTMENT OPERATIONS	2.28	0.14	1.41	0.82	(2.12)
Less Distributions:
Distributions from net investment income	(0.12)	(0.09)	(0.12)	(0.13)	(0.25)
Net Asset Value, End of Period	$14.33	$12.17	$12.12	$10.83	$10.14
Total Return[2]	18.84%	1.19%	13.08%	8.01%	(16.75)%
Ratios to Average Net Assets:
Net expenses	1.69%	1.80%	1.79%	1.70%	1.79%
Net investment income	0.70%	0.93%	0.77%	0.96%	1.56%
Expense waiver/reimbursement[3]	0.06%	0.22%	0.17%	0.21%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$417	$526	$665	$673	$597
Portfolio turnover	105%	149%	139%	130%	231%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.23	$12.21	$10.90	$10.21	$12.57
Income From Investment Operations:
Net investment income	0.18[1]	0.20[1]	0.18[1]	0.19[1]	0.23[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	2.19	0.02	1.34	0.71	(2.28)
TOTAL FROM INVESTMENT OPERATIONS	2.37	0.22	1.52	0.90	(2.05)
Less Distributions:
Distributions from net investment income	(0.21)	(0.20)	(0.21)	(0.21)	(0.31)
Net Asset Value, End of Period	$14.39	$12.23	$12.21	$10.90	$10.21
Total Return[2]	19.63%	1.87%	13.99%	8.74%	(16.13)%
Ratios to Average Net Assets:
Net expenses	1.05%	1.05%	1.04%	0.96%	1.05%
Net investment income	1.35%	1.69%	1.52%	1.71%	2.29%
Expense waiver/reimbursement[3]	0.07%	0.23%	0.18%	0.21%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,365	$43,341	$47,473	$49,127	$50,161
Portfolio turnover	105%	149%	139%	130%	231%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at value including $22,475,170 of investment in affiliated holdings (Note 5) (identified cost $119,090,252)		$132,544,986
Income receivable		237,124
Receivable for investments sold		341,610
Receivable for shares sold		95,857
TOTAL ASSETS		133,219,577
Liabilities:
Payable for investments purchased	$320,845
Payable for shares redeemed	135,917
Payable for daily variation margin	10,297
Payable for transfer agent fee	30,206
Payable for Directors'/Trustees' fees (Note 5)	200
Payable for auditing fees	28,000
Payable for portfolio accounting fees	17,080
Payable for distribution services fee (Note 5)	22,392
Payable for shareholder services fee (Note 5)	35,237
Payable for share registration costs	33,646
Accrued expenses (Note 5)	15,221
TOTAL LIABILITIES		649,041
Net assets for 9,261,349 shares outstanding		$132,570,536
Net Assets Consist of:
Paid-in capital		$159,656,974
Net unrealized appreciation of investments and futures contracts		13,342,373
Accumulated net realized loss on investments and futures contracts		(41,162,835)
Undistributed net investment income		734,024
TOTAL NET ASSETS		$132,570,536
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($50,339,849 ÷ 3,507,177 shares outstanding), no par value, unlimited shares authorized	$14.35
Offering price per share (100/94.50 of $14.35)	$15.19
Redemption proceeds per share	$14.35
Class C Shares:
Net asset value per share ($35,449,564 ÷ 2,503,489 shares outstanding), no par value, unlimited shares authorized	$14.16
Offering price per share	$14.16
Redemption proceeds per share (99.00/100 of $14.16)	$14.02
Class R Shares:
Net asset value per share ($416,622 ÷ 29,068 shares outstanding), no par value, unlimited shares authorized	$14.33
Offering price per share	$14.33
Redemption proceeds per share	$14.33
Institutional Shares:
Net asset value per share ($46,364,501 ÷ 3,221,615 shares outstanding), no par value, unlimited shares authorized	$14.39
Offering price per share	$14.39
Redemption proceeds per share	$14.39
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2013
Investment Income:
Dividends (including $532,755 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $413)		$2,277,401
Interest		748,183
Investment income allocated from affiliated partnership (Note 5)		74,380
TOTAL INCOME		3,099,964
Expenses:
Investment adviser fee (Note 5)	$968,018
Administrative fee (Note 5)	115,186
Custodian fees	22,423
Transfer agent fee (Note 2)	140,869
Directors'/Trustees' fees (Note 5)	1,766
Auditing fees	28,000
Legal fees	7,647
Portfolio accounting fees	107,508
Distribution services fee (Note 5)	260,222
Shareholder services fee (Note 5)	155,167
Account administration fee (Note 2)	43,186
Share registration costs	50,629
Printing and postage	32,130
Insurance premiums (Note 5)	4,150
Miscellaneous (Note 5)	9,400
TOTAL EXPENSES	1,946,301
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(72,993)
Waiver of administrative fee (Note 5)	(4,563)
Reimbursement of transfer agent fee (Note 2)	(35,710)
TOTAL WAIVERS AND REIMBURSEMENTS		$(113,266)
Net expenses			$1,833,035
Net investment income			1,266,929
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $1,278,677 on sales of investments in affiliated holdings) (Note 5)			15,042,751
Net realized gain on futures contracts			41,408
Net realized gain allocated from affiliated partnership (Note 5)			10,664
Realized gain distribution from affiliated investment company shares (Note 5)			18,104
Net change in unrealized appreciation of investments			6,385,882
Net change in unrealized appreciation of futures contracts			(126,623)
Net realized and unrealized gain on investments and futures contracts			21,372,186
Change in net assets resulting from operations			$22,639,115
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,266,929	$1,744,575
Net realized gain on investments including allocations from partnership, futures contracts and swap contracts	15,112,927	2,486,940
Net change in unrealized appreciation/depreciation of investments and futures contracts	6,259,259	(2,836,562)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,639,115	1,394,953
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(667,680)	(687,022)
Class C Shares	(196,512)	(236,475)
Class R Shares	(4,965)	(3,971)
Institutional Shares	(706,650)	(746,612)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,575,807)	(1,674,080)
Share Transactions:
Proceeds from sale of shares	11,415,128	7,982,107
Net asset value of shares issued to shareholders in payment of distributions declared	1,433,859	1,539,146
Cost of shares redeemed	(28,175,403)	(33,416,917)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,326,416)	(23,895,664)
Change in net assets	5,736,892	(24,174,791)
Net Assets:
Beginning of period	126,833,644	151,008,435
End of period (including undistributed net investment income of $734,024 and $1,040,803, respectively)	$132,570,536	$126,833,644
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses
Annual Shareholder Report

are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended July 31, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$70,996	$(25,100)	$12,691
Class C Shares	33,158	(6,473)	30,495
Class R Shares	1,050	—	—
Institutional Shares	35,665	(4,137)	—
TOTAL	$140,869	$(35,710)	$43,186
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of
Annual Shareholder Report

time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.
At July 31, 2013, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve exposure. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,345,017 and $25,581,791, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$222,674
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$112,361*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$41,408
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(126,623)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	527,475	$6,996,469	440,545	$5,224,494
Shares issued to shareholders in payment of distributions declared	46,305	582,053	52,895	609,880
Shares redeemed	(1,064,068)	(14,149,462)	(1,208,672)	(14,191,970)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(490,288)	$(6,570,940)	(715,232)	$(8,357,596)
Year Ended July 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	182,902	$2,406,143	132,751	$1,556,075
Shares issued to shareholders in payment of distributions declared	14,589	181,786	19,395	221,494
Shares redeemed	(536,360)	(6,939,271)	(1,104,241)	(12,992,765)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(338,869)	$(4,351,342)	(952,095)	$(11,215,196)
Year Ended July 31	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	3,579	$48,415	3,336	$40,659
Shares issued to shareholders in payment of distributions declared	395	4,965	345	3,971
Shares redeemed	(18,107)	(245,247)	(15,330)	(176,806)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(14,133)	$(191,867)	(11,649)	$(132,176)
Annual Shareholder Report

Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	146,925	$1,964,101	96,867	$1,160,879
Shares issued to shareholders in payment of distributions declared	52,824	665,055	60,988	703,801
Shares redeemed	(520,558)	(6,841,423)	(503,403)	(6,055,376)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(320,809)	$(4,212,267)	(345,548)	$(4,190,696)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,164,099)	$(15,326,416)	(2,024,524)	$(23,895,664)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for partnership income, fair fund settlements, short-term capital gains distributions received and discount accretion/premium amortization on debt securities.
For the year ended July 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(664)	$2,099	$(1,435)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$1,575,807	$1,674,080
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$734,024
Net unrealized appreciation	$13,633,156
Capital loss carryforwards	$(41,453,618)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, deferral of paydown losses, discount accretion/premium amortization on debt securities, defaulted securities and partnership investments.
Annual Shareholder Report

At July 31, 2013, the cost of investments for federal tax purposes was $118,911,830. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $13,633,156. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,652,873 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,019,717.
At July 31, 2013, the Fund had a capital loss carryforward of $41,453,618 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$10,473,712	NA	$10,473,712
2018	$30,979,906	NA	$30,979,906
The Fund used capital loss carryforwards of $14,379,287 to offset capital gains realized during the year ended July 31, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $66,614 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2013, the Sub-Adviser earned a fee of $95,504.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $4,563 of its fee. The net fee paid to FAS was 0.086% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$257,680
Class R Shares	2,542
TOTAL	$260,222
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC retained $18,340 of fees paid by the Fund. For the year ended July 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2013, FSC retained $5,817 in sales charges from the sale of Class A Shares. FSC also retained $266 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$101,878
Class C Shares	53,289
TOTAL	$155,167
For the year ended July 31, 2013, FSSC received $6,036 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.30%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course is reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2013, the Adviser reimbursed $6,379. Transactions involving the affiliated holdings during the year ended July 31, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2012	43,041	1,111,788	3,699,581	95,499	368,556	5,318,465
Purchases/Additions	37,556	93,010	45,225,578	38,160	342,730	45,737,034
Sales/Reductions	(25,020)	(383,777)	(41,471,202)	—	(135,092)	(42,015,091)
Balance of Shares Held 7/31/2013	55,577	821,021	7,453,957	133,659	576,194	9,040,408
Value	$1,832,768	$8,062,428	$7,453,957	$1,305,849	$3,820,168	$22,475,170
Dividend Income/Allocated Investment Income	$74,380	$251,069	$7,227	$55,720	$218,739	$607,135
Capital Gain Distributions/Allocated Net Realized Gain	$10,664	$—	$—	$2,935	$15,169	$28,768
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2013, were as follows:
Purchases	$115,497,271
Sales	$139,314,771
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
Annual Shareholder Report

9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2013, 93.73% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2013, 82.62% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Balanced fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Balanced Fund, a portfolio of Federated MDT Series, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ten ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,092.10	$6.74
Class C Shares	$1,000	$1,087.60	$10.61
Class R Shares	$1,000	$1,090.60	$8.03
Institutional Shares	$1,000	$1,093.50	$5.45
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$6.51
Class C Shares	$1,000	$1,014.63	$10.24
Class R Shares	$1,000	$1,017.11	$7.75
Institutional Shares	$1,000	$1,019.59	$5.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.30%
Class C Shares	2.05%
Class R Shares	1.55%
Institutional Shares	1.05%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Sub-Adviser in 2009 and served as a Senior Vice President of the Fund's Sub-Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John F. Sherman Birth Date: August 28, 1967 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: October 2002	Principal Occupations: John F. Sherman has been the Fund's Portfolio Manager since October 2002. Mr. Sherman joined MDT Advisers Investment Team in 2000. He is Vice President of the Trust with respect to the Fund. Mr. Sherman is a member of the CFA Institute and the Boston Security Analysts Society. He received a B.S.B.A. from North Adams State College and an M.B.A. from Boston University Graduate School of Management.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Balanced Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated
Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R692
CUSIP 31421R825
37326 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2012 through July 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2013, was 28.23% for Class A Shares, 27.32% for Class B Shares, 27.22% for Class C Shares and 28.52% for the Institutional Shares. The total return for the Russell 1000® Growth Index (R1000G),1 the Fund's broad-based securities market index, was 21.64% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R1000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R1000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares outperformed the R1000G.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 26.86% return on the Russell 3000® Index.2 Small-cap stocks led the way during the reporting period, as demonstrated by the 34.76% return of the Russell 2000® Index,3 and mid-cap stocks were a close second with the Russell Midcap® Index4 at 32.37%. Large-cap stocks trailed far behind with the Russell Top 200® Index,5 at 23.73%. Value stocks outperformed growth stocks significantly during the reporting period with the Russell 3000® Value Index,6 returning 30.99% as compared to 22.65% for the Russell 3000® Growth Index.7
The best performing sectors in the R1000G during the reporting period were Health Care (37.84%), Consumer Discretionary (36.91%), Industrials (33.02%) and Energy (25.73%). Underperforming sectors during the same period included Information Technology (6.61%), Consumer Staples (14.69%) and Telecommunications Services (14.78%).
STOCK SELECTION
While the Fund's investment process focused on individual stock selection and not sector weighting, the resulting sector allocations during the 12-month reporting period were a significant factor in the performance relative to the R1000G, particularly the resulting performance in the Information Technology sector. Among the stock selection highlights were the overweight of Symantec and the underweight of Apple. The Consumer Staples and Health Care sectors also contributed due to strong stock selection. The most significant negative factor in the Fund's performance was the necessary allocation (1.9%) to cash, which significantly underperformed the strong equity market.
Annual Shareholder Report
1

Individual stocks enhancing the Fund's performance during the reporting period included Symantec, Kroger, Celgene and Eli Lilly.
Individual stocks detracting from the Fund's performance during the reporting period included Google and Gilead Sciences.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the Russell 1000® Growth Index.
2	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
3	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value market. The Russell 3000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Russell 3000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund2 (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2013, compared to the Russell 1000® Growth Index (R1000G).3
Average Annual Total Returns for the Period Ended 7/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	21.14%	4.63%	4.81%
Class B Shares[4]	21.82%	4.70%	4.82%
Class C Shares	26.22%	5.02%	4.76%
Institutional Shares	28.52%	6.09%	5.84%
*	The Fund's start of performance date was September 15, 2005.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

Growth of a $10,000 Investment–class a Shares
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–class b SHARES4
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

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4

Growth of a $10,000 Investment–CLASS C SHARES
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 Investment–INSTITUTIONAL SHARES
Growth of $10,000 as of July 31, 2013
Annual Shareholder Report
5

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G has been adjusted to reflect reinvestment of dividends on securities.
2	The Fund is the successor to the MDT Large Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for the periods prior to that date is that of the MDT Large Cap Growth Fund.
3	The R1000G measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The R1000G is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The R1000G is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The R1000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R1000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	The start of performance date for the Fund was September 15, 2005. Class B Shares of the Fund were offered beginning March 29, 2007. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional Shares commenced operations on September 15, 2005. Subject to the expense adjustments described above, the Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because Shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)
At July 31, 2013, the Fund's industry composition1 was follows:
Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	5.7%
Specialty Retailing	4.6%
Biotechnology	3.6%
Soft Drinks	3.6%
Internet Services	3.4%
Computer Peripherals	3.3%
Financial Services	3.0%
Medical Supplies	2.7%
Crude Oil & Gas Production	2.5%
Grocery Chain	2.4%
Clothing Stores	2.3%
Cable TV	2.0%
Defense Aerospace	2.0%
Construction Machinery	1.9%
Semiconductor Manufacturing	1.9%
Commodity Chemicals	1.7%
Ethical Drugs	1.7%
Discount Department Stores	1.6%
Medical Technology	1.6%
Other Communications Equipment	1.6%
Telecommunication Equipment & Services	1.6%
Toys & Games	1.6%
AT&T Divestiture	1.5%
Food Wholesaling	1.5%
Computers—High End	1.4%
Computers—Low End	1.4%
Generic Drugs	1.4%
Broadcasting	1.3%
Cosmetics & Toiletries	1.2%
Agricultural Chemicals	1.1%
Cable & Wireless Television	1.1%
Agricultural Machinery	1.0%
Auto Part Replacement	1.0%
Annual Shareholder Report
7

Industry Composition	Percentage of Total Net Assets
Multi-Industry Capital Goods	1.0%
Other[2]	26.7%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities—Net[4]	0.4%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
8

Portfolio of Investments
July 31, 2013
Shares			Value
		COMMON STOCKS—97.9%
		Agricultural Chemicals—1.1%
3,800		Monsanto Co.	$375,364
8,035		Scotts Miracle-Gro Co.	403,759
		TOTAL	779,123
		Agricultural Machinery—1.0%
8,200		Deere & Co.	681,174
		Airline - National—0.8%
17,327	[1]	United Continental Holdings, Inc.	603,846
		Airline - Regional—0.3%
3,700		Alaska Air Group, Inc.	226,329
		Airlines—0.2%
1,100		Copa Holdings SA, Class A	153,087
		Apparel—0.7%
4,800		L Brands, Inc.	267,696
1,300		V.F. Corp.	256,100
		TOTAL	523,796
		AT&T Divestiture—1.5%
21,936		Verizon Communications, Inc.	1,085,393
		Auto Manufacturing—0.6%
25,317		Ford Motor Co.	427,351
		Auto Original Equipment Manufacturers—0.5%
2,500		Delphi Automotive PLC	134,300
1,500	[1]	O'Reilly Automotive, Inc.	187,890
		TOTAL	322,190
		Auto Part Replacement—1.0%
8,907		Genuine Parts Co.	730,285
		Auto Rentals—0.3%
4,200	[1]	United Rentals, Inc.	240,744
		Baking—0.4%
12,348		Flowers Foods, Inc.	283,510
		Biotechnology—3.6%
4,300	[1]	Alexion Pharmaceuticals, Inc.	499,789
5,900		Amgen, Inc.	638,911
3,100	[1]	Biogen Idec, Inc.	676,203
4,173	[1]	Celgene Corp.	612,847
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
1,400	[1]	Illumina, Inc.	$111,748
		TOTAL	2,539,498
		Broadcasting—1.3%
14,653	[1]	DIRECTV Group, Inc.	927,095
		Building Materials—0.3%
4,300		Fortune Brands Home & Security, Inc.	177,633
		Building Supply Stores—0.7%
6,700		Home Depot, Inc.	529,501
		Cable & Wireless Television—1.1%
6,900		Time Warner Cable, Inc.	787,083
		Cable TV—2.0%
5,793	[1]	AMC Networks, Inc.	395,430
2,600		CBS Corp. (New), Class B	137,384
888	[1]	Charter Communications, Inc.	111,657
13,041		Comcast Corp., Class A	587,889
2,400		Viacom, Inc., Class B	174,648
		TOTAL	1,407,008
		Capital Markets—0.6%
8,700		Franklin Resources, Inc.	425,256
		Cellular Communications—0.1%
6,371	[1]	NII Holdings, Inc.	45,744
		Chemicals—0.5%
4,800		LyondellBasell Industries NV	329,808
		Clothing Stores—2.3%
23,415		Gap (The), Inc.	1,074,749
9,129		Hanesbrands, Inc.	579,326
		TOTAL	1,654,075
		Commercial Services—0.0%
100	[1]	Stericycle, Inc.	11,594
		Commodity Chemicals—1.7%
5,800		Du Pont (E.I.) de Nemours & Co.	334,602
900		PPG Industries, Inc.	144,396
15,925		RPM International, Inc.	561,197
1,700		Westlake Chemical Corp.	176,834
		TOTAL	1,217,029
		Computer Peripherals—3.3%
18,400		EMC Corp.	481,160
14,000		NetApp, Inc.	575,680
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Computer Peripherals—continued
6,800	[1]	Sandisk Corp.	$374,816
13,800		Western Digital Corp.	888,444
		TOTAL	2,320,100
		Computer Services—0.6%
4,054	[1]	Cognizant Technology Solutions Corp.	293,469
1,300	[1]	Fiserv, Inc.	125,112
		TOTAL	418,581
		Computers - High End—1.4%
5,200		IBM Corp.	1,014,208
		Computers - Low End—1.4%
2,195		Apple, Inc.	993,237
		Construction Machinery—1.9%
11,100		Caterpillar, Inc.	920,301
8,900		Joy Global, Inc.	440,550
		TOTAL	1,360,851
		Cosmetics & Toiletries—1.2%
15,906		Avon Products, Inc.	363,611
4,800		Estee Lauder Cos., Inc., Class A	315,120
3,500	[1]	Sally Beauty Holdings, Inc.	106,785
884	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	89,196
		TOTAL	874,712
		Crude Oil & Gas Production—2.5%
4,900		Cabot Oil & Gas Corp., Class A	371,518
6,700		EOG Resources, Inc.	974,783
6,083	[1]	Newfield Exploration Co.	149,642
1,500		Range Resources Corp.	118,650
4,700	[1]	Southwestern Energy Co.	182,313
		TOTAL	1,796,906
		Defense Aerospace—2.0%
4,008	[1]	B/E Aerospace, Inc.	279,398
1,800		Boeing Co.	189,180
6,000		Lockheed Martin Corp.	720,720
2,700		Triumph Group, Inc.	211,842
		TOTAL	1,401,140
		Department Stores—0.5%
5,400		Target Corp.	384,750
		Discount Department Stores—1.6%
2,700		Family Dollar Stores, Inc.	185,652
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Discount Department Stores—continued
12,632		Wal-Mart Stores, Inc.	$984,538
		TOTAL	1,170,190
		Diversified Consumer Services—0.2%
4,500		Block (H&R), Inc.	141,435
		Diversified Leisure—0.2%
2,500		Las Vegas Sands Corp.	138,925
		Education & Training Services—0.3%
5,400	[1]	Apollo Group, Inc., Class A	98,388
3,604	[1]	ITT Educational Services, Inc.	94,533
		TOTAL	192,921
		Electrical Equipment—0.3%
3,400		Emerson Electric Co.	208,658
		Ethical Drugs—1.7%
17,791		Eli Lilly & Co.	944,880
3,600	[1]	United Therapeutics Corp.	269,424
		TOTAL	1,214,304
		Financial Services—3.0%
3,400		American Express Co.	250,818
1,600		BlackRock, Inc.	451,136
3,300	[1]	FleetCor Technologies, Inc.	296,241
6,700	[1]	Verifone Systems, Inc.	127,769
4,294		Visa, Inc., Class A	760,081
12,400		Western Union Co.	222,704
		TOTAL	2,108,749
		Food Wholesaling—1.5%
29,917		Sysco Corp.	1,032,436
		Gas Utilities—0.2%
1,400		EQT Corp.	121,100
		Generic Drugs—1.4%
9,000	[1]	Endo Health Solutions, Inc.	346,140
12,400	[1]	Mylan, Inc.	416,144
1,600		Perrigo Co.	199,024
		TOTAL	961,308
		Grocery Chain—2.4%
37,977		Kroger Co.	1,491,357
4,000		Whole Foods Market, Inc.	222,320
		TOTAL	1,713,677
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Health Care Equipment & Supplies—0.3%
2,600		Stryker Corp.	$183,196
		Health Care Providers & Services—0.6%
1,200	[1]	Express Scripts Holding Co.	78,660
5,000	[1]	HCA, Inc.	195,000
1,400	[1]	Laboratory Corp. of America Holdings	135,436
		TOTAL	409,096
		Home Products—0.6%
3,400	[1]	Jarden Corp.	154,598
3,600		Tupperware Brands Corp.	303,408
		TOTAL	458,006
		Hotels and Motels—0.5%
100		Marriott International, Inc., Class A	4,157
5,100		Wyndham Worldwide Corp.	317,730
		TOTAL	321,887
		Industrial Machinery—0.6%
5,000		Ingersoll-Rand PLC, Class A	305,250
1,100		Valmont Industries, Inc.	153,604
		TOTAL	458,854
		Internet Services—3.4%
3,800	[1]	eBay, Inc.	196,422
300	[1]	Google, Inc.	266,280
3,400		IAC Interactive Corp.	172,074
2,800	[1]	NetFlix, Inc.	683,816
1,246	[1]	Priceline.com, Inc.	1,091,085
		TOTAL	2,409,677
		IT Services—0.7%
3,000		Accenture PLC	221,430
17,255		SAIC, Inc.	263,829
		TOTAL	485,259
		Life Insurance—0.7%
6,100		Prudential Financial, Inc.	481,717
		Medical Supplies—2.7%
1,800		Baxter International, Inc.	131,472
1,900		Becton, Dickinson & Co.	197,068
22,448		Cardinal Health, Inc.	1,124,420
4,100		McKesson Corp.	502,906
		TOTAL	1,955,866
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Medical Technology—1.6%
22,232		St. Jude Medical, Inc.	$1,164,734
		Miscellaneous Components—0.4%
3,600	[1]	Cree, Inc.	251,640
		Miscellaneous Machinery—0.2%
1,800		Illinois Tool Works, Inc.	129,672
		Multi-Industry Capital Goods—1.0%
1,100		3M Co.	129,173
5,307		Crane Co.	323,196
2,700		Honeywell International, Inc.	224,046
		TOTAL	676,415
		Multi-Line Insurance—0.8%
6,000		Allied World Assurance Holdings Ltd.	567,900
		Multiline Retail—0.4%
6,300		Macy's, Inc.	304,542
		Mutual Fund Adviser—0.1%
200	[1]	Affiliated Managers Group	36,070
		Office Equipment—0.7%
28,428		Pitney Bowes, Inc.	469,346
		Office Supplies—0.7%
11,485		Avery Dennison Corp.	513,724
		Offshore Driller—0.2%
1,900		Oceaneering International, Inc.	154,071
		Oil Well Supply—0.5%
3,600		Halliburton Co.	162,684
2,300		Schlumberger Ltd.	187,059
		TOTAL	349,743
		Other Communications Equipment—1.6%
18,017		Harris Corp.	1,028,230
4,900	[1]	Skyworks Solutions, Inc.	117,698
		TOTAL	1,145,928
		Packaged Foods—0.3%
2,500		Hershey Foods Corp.	237,175
		Paint & Related Materials—0.1%
500		Sherwin-Williams Co.	87,085
		Paper Products—0.4%
2,600		Rock-Tenn Co.	297,310
		Personal & Household—0.4%
3,600		Nu Skin Enterprises, Inc., Class A	301,104
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Personal Products—0.4%
2,900		Kimberly-Clark Corp.	$286,520
		Plastic Containers—0.6%
15,128	[1]	Owens-Illinois, Inc.	450,058
		Pollution Control—0.1%
1,500		Danaher Corp.	101,010
		Printing—0.3%
11,646		Donnelley (R.R.) & Sons Co.	221,158
		Professional Services—0.3%
2,200		Dun & Bradstreet Corp.	227,986
		Property Liability Insurance—0.8%
6,906		The Travelers Cos., Inc.	576,996
		Railroad—0.9%
2,800		Union Pacific Corp.	444,052
3,000		Wabtec Corp.	174,180
		TOTAL	618,232
		Recreational Goods—0.3%
11,642		International Game Technology	215,028
		Recreational Vehicles—0.3%
1,700		Polaris Industries, Inc., Class A	190,638
		Restaurants—0.3%
3,200	[1]	Green Mountain Coffee, Inc.	246,976
		Semiconductor Manufacturing—1.9%
58,931		Intel Corp.	1,373,092
		Semiconductors & Semiconductor Equipment—0.4%
3,200		Avago Technologies Ltd.	117,376
2,800		Xilinx, Inc.	130,732
		TOTAL	248,108
		Services to Medical Professionals—0.5%
3,300	[1]	Henry Schein, Inc.	342,639
		Shoes—0.3%
4,000	[1]	Deckers Outdoor Corp.	219,320
		Soft Drinks—3.6%
26,094		Coca-Cola Enterprises, Inc.	979,569
25,130		Dr. Pepper Snapple Group, Inc.	1,174,576
5,310		PepsiCo, Inc.	443,597
		TOTAL	2,597,742
		Software Packaged/Custom—5.7%
1,000	[1]	Akamai Technologies, Inc.	47,200
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
35,613		CA, Inc.	$1,059,131
2,300	[1]	Commvault Systems, Inc.	194,189
4,500	[1]	Electronic Arts, Inc.	117,540
1,400	[1]	F5 Networks, Inc.	122,864
4,300		Intuit, Inc.	274,856
6,700		Microsoft Corp.	213,261
10,400		Oracle Corp.	336,440
60,308		Symantec Corp.	1,609,017
1,088	[1]	VMware, Inc., Class A	89,423
		TOTAL	4,063,921
		Specialty Chemicals—0.4%
2,500		Airgas, Inc.	258,025
		Specialty Retailing—4.6%
7,089		Advance Auto Parts, Inc.	584,772
800	[1]	AutoZone, Inc.	358,864
3,600	[1]	Bed Bath & Beyond, Inc.	275,292
5,900	[1]	Big Lots, Inc.	213,167
1,700		Costco Wholesale Corp.	199,393
5,300	[1]	Dollar General Corp.	289,751
2,800		Expedia, Inc.	131,964
13,016		GNC Acquisition Holdings, Inc.	686,984
6,136		Nordstrom, Inc.	375,769
2,600		PetSmart, Inc.	190,372
		TOTAL	3,306,328
		Telecommunication Equipment & Services—1.6%
6,400		Motorola, Inc.	350,912
12,300		Qualcomm, Inc.	793,965
		TOTAL	1,144,877
		Telephone Utility—0.3%
28,204		Windstream Corp.	235,503
		Textiles Apparel & Luxury Goods—0.2%
2,100		Coach, Inc.	111,573
300		Ralph Lauren Corp.	54,618
		TOTAL	166,191
		Toys & Games—1.6%
21,165		Hasbro, Inc.	973,590
4,600		Mattel, Inc.	193,338
		TOTAL	1,166,928
Annual Shareholder Report
16

Shares			Value
		COMMON STOCKS—continued
		Trading Companies & Distributors—0.2%
500		Grainger (W.W.), Inc.	$131,070
		Transportation—0.5%
12,800	[1]	Hertz Global Holdings, Inc.	327,808
		Truck Manufacturing—0.6%
3,300		Cummins, Inc.	399,927
		Undesignated Consumer Cyclicals—0.9%
7,900		Herbalife Ltd.	517,450
3,300		Weight Watchers International, Inc.	156,585
		TOTAL	674,035
		Uniforms—0.6%
9,236		Cintas Corp.	438,802
		TOTAL COMMON STOCKS (IDENTIFIED COST $59,558,047)	69,755,275
		MUTUAL FUND—1.7%
1,252,177	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	1,252,177
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $60,810,224)[4]	71,007,452
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	270,359
		TOTAL NET ASSETS—100%	$71,277,811
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $60,824,908.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Annual Shareholder Report
17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.59	$10.50	$8.45	$7.60	$10.23
Income From Investment Operations:
Net investment income (loss)[1]	0.04	(0.02)	(0.03)	(0.01)	0.00[2]
Net realized and unrealized gain (loss) on investments	2.95	0.11	2.08	0.86	(2.63)
TOTAL FROM INVESTMENT OPERATIONS	2.99	0.09	2.05	0.85	(2.63)
Net Asset Value, End of Period	$13.58	$10.59	$10.50	$8.45	$7.60
Total Return[3]	28.23%	0.86%	24.26%	11.18%	(25.71)%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.34%	(0.23)%	(0.28)%	(0.08)%	0.04%
Expense waiver/reimbursement[4]	0.27%	0.78%	0.74%	0.55%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,018	$40,676	$44,762	$45,993	$68,963
Portfolio turnover	135%	258%	208%	217%	380%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.25	$10.24	$8.30	$7.53	$10.21
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.10)	(0.10)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	2.85	0.11	2.04	0.84	(2.63)
TOTAL FROM INVESTMENT OPERATIONS	2.80	0.01	1.94	0.77	(2.68)
Net Asset Value, End of Period	$13.05	$10.25	$10.24	$8.30	$7.53
Total Return[2]	27.32%	0.10%	23.37%	10.23%	(26.25)%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.44)%	(0.98)%	(1.04)%	(0.86)%	(0.72)%
Expense waiver/reimbursement[3]	0.26%	0.78%	0.74%	0.56%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,428	$4,932	$6,680	$7,506	$8,532
Portfolio turnover	135%	258%	208%	217%	380%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.03	$10.02	$8.12	$7.37	$9.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.10)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	2.78	0.10	2.00	0.82	(2.57)
TOTAL FROM INVESTMENT OPERATIONS	2.73	0.01	1.90	0.75	(2.62)
Net Asset Value, End of Period	$12.76	$10.03	$10.02	$8.12	$7.37
Total Return[2]	27.22%	0.10%	23.40%	10.18%	(26.23)%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.43)%	(0.98)%	(1.05)%	(0.86)%	(0.71)%
Expense waiver/reimbursement[3]	0.27%	0.78%	0.74%	0.56%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,830	$7,001	$7,564	$6,816	$7,333
Portfolio turnover	135%	258%	208%	217%	380%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.80	$10.68	$8.57	$7.70	$10.33
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.00[2]	(0.00)[2]	0.01	0.02
Net realized and unrealized gain (loss) on investments	3.01	0.12	2.11	0.86	(2.65)
TOTAL FROM INVESTMENT OPERATIONS	3.08	0.12	2.11	0.87	(2.63)
Net Asset Value, End of Period	$13.88	$10.80	$10.68	$8.57	$7.70
Total Return[3]	28.52%	1.12%	24.62%	11.30%	(25.46)%
Ratios to Average Net Assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.58%	0.02%	(0.05)%	0.14%	0.28%
Expense waiver/reimbursement[4]	0.27%	0.78%	0.74%	0.56%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,002	$3,774	$4,565	$4,179	$4,769
Portfolio turnover	135%	258%	208%	217%	380%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at value including $1,252,177 of investment in an affiliated holding (Note 5) (identified cost $60,810,224)		$71,007,452
Income receivable		35,941
Receivable for investments sold		507,243
Receivable for shares sold		227,900
TOTAL ASSETS		71,778,536
Liabilities:
Payable for investments purchased	$272,195
Payable for shares redeemed	86,555
Payable for transfer agent fee	32,892
Payable for Directors'/Trustees' fees (Note 5)	153
Payable for auditing fees	23,400
Payable for distribution services fee (Note 5)	10,642
Payable for shareholder services fee (Note 5)	24,369
Payable for share registration costs	32,504
Accrued expenses (Note 5)	18,015
TOTAL LIABILITIES		500,725
Net assets for 5,310,139 shares outstanding		$71,277,811
Net Assets Consist of:
Paid-in capital		$75,034,028
Net unrealized appreciation of investments		10,197,228
Accumulated net realized loss on investments		(13,953,445)
TOTAL NET ASSETS		$71,277,811
Annual Shareholder Report
23

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($49,017,751 ÷ 3,610,321 shares outstanding), no par value, unlimited shares authorized	$13.58
Offering price per share (100/94.50 of $13.58)	$14.37
Redemption proceeds per share	$13.58
Class B Shares:
Net asset value per share ($7,428,044 ÷ 569,284 shares outstanding), no par value, unlimited shares authorized	$13.05
Offering price per share	$13.05
Redemption proceeds per share (94.50/100 of $13.05)	$12.33
Class C Shares:
Net asset value per share ($9,830,218 ÷ 770,118 shares outstanding), no par value, unlimited shares authorized	$12.76
Offering price per share	$12.76
Redemption proceeds per share (99.00/100 of $12.76)	$12.63
Institutional Shares:
Net asset value per share ($5,001,798 ÷ 360,416 shares outstanding), no par value, unlimited shares authorized	$13.88
Offering price per share	$13.88
Redemption proceeds per share	$13.88
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Dividends (including $1,599 received from an affiliated holding (Note 5))			$1,134,621
Expenses:
Investment adviser fee (Note 5)		$463,929
Administrative fee (Note 5)		67,442
Custodian fees		12,478
Transfer agent fee		204,009
Directors'/Trustees' fees (Note 5)		1,476
Auditing fees		23,400
Legal fees		7,647
Portfolio accounting fees		77,898
Distribution services fee (Note 5)		105,236
Shareholder services fee (Note 5)		141,883
Account administration fee (Note 2)		1,243
Share registration costs		51,031
Printing and postage		24,378
Insurance premiums (Note 5)		4,020
Miscellaneous (Note 5)		7,222
TOTAL EXPENSES		1,193,292
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(164,063)
Waiver of administrative fee	(4,623)
Reimbursement of shareholder services fee	(115)
TOTAL WAIVERS AND REIMBURSEMENTS		(168,801)
Net expenses			1,024,491
Net investment income			110,130
Realized and Unrealized Gain on Investments:
Net realized gain on investments			8,367,659
Net change in unrealized appreciation of investments			7,058,250
Net realized and unrealized gain on investments			15,425,909
Change in net assets resulting from operations			$15,536,039
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$110,130	$(214,957)
Net realized gain on investments	8,367,659	242,004
Net change in unrealized appreciation/depreciation of investments	7,058,250	160,615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,536,039	187,662
Share Transactions:
Proceeds from sale of shares	12,798,303	7,568,065
Cost of shares redeemed	(13,440,268)	(14,942,594)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(641,965)	(7,374,529)
Change in net assets	14,894,074	(7,186,867)
Net Assets:
Beginning of period	56,383,737	63,570,604
End of period (including accumulated net investment income (loss) of $0 and $(149,487), respectively)	$71,277,811	$56,383,737
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report
27

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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28

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$1,094
Class C Shares	149
TOTAL	$1,243
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report
29

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	427,339	$5,091,052	397,917	$4,011,516
Shares redeemed	(658,699)	(7,736,460)	(818,755)	(8,329,325)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(231,360)	$(2,645,408)	(420,838)	$(4,317,809)
Year Ended July 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	311,135	$3,500,256	98,688	$960,640
Shares redeemed	(222,897)	(2,512,835)	(269,626)	(2,628,632)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	88,238	$987,421	(170,938)	$(1,667,992)
Year Ended July 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	280,843	$3,155,642	209,412	$2,012,624
Shares redeemed	(208,807)	(2,310,108)	(265,950)	(2,580,209)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	72,036	$845,534	(56,538)	$(567,585)
Annual Shareholder Report
30

Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	85,726	$1,051,353	56,279	$583,285
Shares redeemed	(74,931)	(880,865)	(134,119)	(1,404,428)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,795	$170,488	(77,840)	$(821,143)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(60,291)	$(641,965)	(726,154)	$(7,374,529)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss and litigation payments.
For the year ended July 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(57,027)	$39,357	$17,670
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$10,182,544
Capital loss carryforwards	$(13,938,761)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2013, the cost of investments for federal tax purposes was $60,824,908. The net unrealized appreciation of investments for federal tax purposes was $10,182,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,203,436 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,020,892.
At July 31, 2013, the Fund had a capital loss carryforward of $13,938,761 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$12,338,134	NA	$12,338,134
2018	$1,600,627	NA	$1,600,627
The Fund used capital loss carryforwards of $8,328,426 to offset capital gains realized during the year ended July 31, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $162,679 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $4,623 of its fee. The net fee paid to FAS was 0.102% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as Follows:
Distribution Services Fees Incurred
Class B Shares	$44,635
Class C Shares	60,601
TOTAL	$105,236
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC retained $18,016 of fees paid by the Fund. For the year ended July 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2013, FSC retained $2,374 in sales charges from the sale of Class A Shares. FSC also retained $4,663 of CDSC relating to redemptions of Class B Shares.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$106,942	$—
Class B Shares	15,027	(115)
Class C Shares	19,914	—
TOTAL	$141,883	$(115)
For the year ended July 31, 2013, FSSC received $10,938 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 31, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2013, the Adviser reimbursed $1,384. Transactions involving the affiliated holding during the year ended July 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2012	873,921
Purchases/Additions	10,927,543
Sales/Reductions	(10,549,287)
Balance of Shares Held 7/31/2013	1,252,177
Value	$1,252,177
Dividend Income	$1,599
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2013, were as follows:
Purchases	$81,518,429
Sales	$82,628,241
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt large cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Large Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,157.70	$8.02
Class B Shares	$1,000	$1,152.80	$12.01
Class C Shares	$1,000	$1,152.70	$12.01
Institutional Shares	$1,000	$1,158.60	$6.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.36	$7.50
Class B Shares	$1,000	$1,013.64	$11.23
Class C Shares	$1,000	$1,013.64	$11.23
Institutional Shares	$1,000	$1,018.60	$6.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2006	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2006. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Large Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
Annual Shareholder Report
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significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
37329 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2012 through July 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2013 was 43.91% for Class A Shares, 42.81% for Class C Shares and 44.16% for Institutional Shares. The total return for the Russell 2000® Index (R2000),1 the Fund's broad-based securities market index, was 34.76% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000 during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares outperformed the R2000.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 26.86% return on the Russell 3000® Index.2 Small-cap stocks3 led the way during the reporting period, as demonstrated by the 34.76% return of the R2000, and mid-cap stocks were a close second with the Russell Midcap® Index4 at 32.37%. Large-cap stocks trailed far behind with the Russell Top 200® Index5 at 23.73%. Value stocks outperformed growth stocks significantly during the reporting period with the Russell 3000® Value Index6 returning 30.99% as compared to 22.65% for the Russell 3000® Growth Index.7
The best performing sectors in the R2000 during the reporting period were Consumer Discretionary (45.05%), Industrials (43.60%) and Information Technology (36.86%). Underperforming sectors during the same period included Utilities (17.26%), Energy (23.85%) and Financials (29.89%).
STOCK SELECTION
While the Fund's investment process focused on individual stock selection and not sector weighting, the resulting sector allocations were a significant factor in performance relative to the R2000 during the 12-month reporting period. The most significant positive factors in the Fund's outperformance relative to the R2000 for the reporting period were specific investments in the Consumer Discretionary, Industrial and Financial sectors. In all three sectors, good stock selection added significantly to the return of the Fund. The most significant negative factors in the Fund's performance were unfavorable stock selection in Information Technology and the necessary exposure to cash (1.8% as a percentage of Fund market value) which underperformed the strong equity market.
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Individual stocks enhancing the Fund's performance during the reporting period included USANA, Overstock.com, Nelnet and Cooper Tire & Rubber.
Individual stocks detracting from the Fund's performance during the reporting period included ITT Educational Services and Orthofix International.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the Russell 2000® Index.
2	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
3	Small company stocks may be less liquid and subject to greater price volatility than large company stocks.
4	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap® Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT Small Cap Core Fund2 (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2013, compared to the Russell 2000® Index (R2000).3
Average Annual Total Returns for the Periods Ended 7/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	36.05%	4.87%	4.11%
Class C Shares	41.81%	5.26%	4.08%
Institutional Shares	44.16%	6.28%	5.09%
*	The Fund's start of performance date was September 15, 2005.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 INVESTMENT–CLASS A SHARES
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 INVESTMENT–CLASS C SHARES
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

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Growth of a $10,000 INVESTMENT–INSTITUTIONAL SHARES
Growth of $10,000 as of July 31, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000 has been adjusted to reflect reinvestment of dividends on securities.
2	The Fund is a successor to MDT Small Cap Core Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Core Fund.
3	The R2000 measures the performance of the small-cap segment of the U.S. equity universe. The R2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The R2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The R2000 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2013, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	7.9%
Financial Services	5.2%
Specialty Retailing	4.2%
Savings & Loan	3.5%
Software Packaged/Custom	3.2%
Multi-Line Insurance	2.4%
Telecommunication Equipment & Services	2.4%
Medical Supplies	2.1%
Property Liability Insurance	2.0%
Computer Services	1.9%
Restaurant	1.9%
Medical Technology	1.8%
Shoes	1.8%
Internet Services	1.7%
Personnel Agency	1.6%
Electric Utility	1.5%
Semiconductor Manufacturing	1.5%
Biotechnology	1.4%
Defense Electronics	1.4%
Furniture	1.4%
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Industry Composition	Percentage of Total Net Assets
Paper Products	1.4%
Services to Medical Professionals	1.4%
Airline – Regional	1.3%
Electric & Electronic Original Equipment Manufacturers	1.2%
Energy Equipment & Services	1.2%
Printing	1.1%
Specialty Chemicals	1.1%
Computer Peripherals	1.0%
Computer Stores	1.0%
Electrical Equipment	1.0%
Electronic Equipment Instruments & Components	1.0%
Hospitals	1.0%
Recreational Goods	1.0%
Other[2]	32.9%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities—Net[4]	(0.8)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2013
Shares			Value
		COMMON STOCKS—98.4%
		Accident & Health Insurance—0.2%
2,087	[1]	Triple-S Management Corp., Class B	$45,413
		Agricultural Machinery—0.2%
505		Lindsay Manufacturing Co.	37,926
		Airline - National—0.5%
15,940	[1]	Jet Blue Airways Corp.	104,248
		Airline - Regional—1.3%
556		Alaska Air Group, Inc.	34,011
9,014	[1]	Republic Airways Holdings, Inc.	123,762
6,627		SkyWest, Inc.	100,200
		TOTAL	257,973
		Apparel—0.7%
800	[1]	Ann, Inc.	27,112
2,737	[1]	Express, Inc.	61,719
1,100	[1]	G-III Apparel Group Ltd.	56,606
		TOTAL	145,437
		Auto Original Equipment Manufacturers—0.6%
3,000	[1]	Stoneridge, Inc.	36,240
1,654	[1]	Tenneco Automotive, Inc.	79,938
		TOTAL	116,178
		Auto Part Replacement—0.7%
4,385		Standard Motor Products, Inc.	150,800
		Auto Rentals—0.1%
109	[1]	AMERCO	18,129
		Automotive—0.3%
2,800	[1]	Tower International, Inc.	62,468
		Biotechnology—1.4%
1,300	[1]	Anika Therapeutics, Inc.	26,143
1,900	[1]	Isis Pharmaceuticals, Inc.	54,815
2,013		PDL BioPharma, Inc.	16,346
360		Questcor Pharmaceuticals, Inc.	24,055
3,900	[1,2]	Repligen Corp.	39,663
4,800	[1]	Santarus, Inc.	116,736
		TOTAL	277,758
		Building Materials—0.0%
250		Aaon, Inc.	5,393
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Business Services—0.6%
3,341	[1]	Euronet Worldwide, Inc.	$122,982
		Carpets—0.3%
3,565		Culp, Inc.	68,591
		Clothing Stores—0.4%
1,192		Mens Wearhouse, Inc.	47,597
2,800		Stein Mart, Inc.	39,116
		TOTAL	86,713
		Commercial Services—0.6%
4,300		Convergys Corp.	81,399
1,000	[1]	Parexel International Corp.	49,450
		TOTAL	130,849
		Computer Networking—0.6%
1,951		Black Box Corp.	52,794
2,700	[1]	Cray, Inc.	62,559
		TOTAL	115,353
		Computer Peripherals—1.0%
4,900	[1]	Synaptics, Inc.	196,000
		Computer Services—1.9%
1,505	[1]	CACI International, Inc., Class A	99,932
457	[1]	Manhattan Associates, Inc.	40,371
2,544	[1]	Synnex Corp.	125,979
1,700		Syntel, Inc.	122,026
		TOTAL	388,308
		Computer Stores—1.0%
4,371	[1]	Insight Enterprises, Inc.	93,496
6,669	[1]	PC Connections, Inc.	113,106
		TOTAL	206,602
		Construction & Engineering—0.6%
3,100	[1]	Pike Electric Corp.	37,851
4,500	[1]	Tutor Perini Corp.	89,010
		TOTAL	126,861
		Cosmetics & Toiletries—0.9%
2,900		Inter Parfums, Inc.	95,642
3,393	[1]	Revlon, Inc.	85,130
		TOTAL	180,772
		Crude Oil & Gas Production—0.5%
439		CVR Energy, Inc.	20,716
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Crude Oil & Gas Production—continued
3,600	[1]	Stone Energy Corp.	$87,696
		TOTAL	108,412
		Dairy Products—0.2%
900		Cal-Maine Foods, Inc.	45,612
		Defense Aerospace—0.9%
6,900		AAR Corp.	167,256
100	[1]	Esterline Technologies Corp.	8,144
		TOTAL	175,400
		Defense Electronics—1.4%
1,300		American Railcar Industries, Inc.	46,709
2,730	[1]	First Solar, Inc.	134,425
1,700		Standex International Corp.	100,351
		TOTAL	281,485
		Department Stores—0.1%
1,000		Bon-Ton Stores, Inc.	18,860
		Diversified Leisure—0.4%
2,400	[1]	Multimedia Games Holding Company, Inc.	83,976
		Education & Training Services—0.6%
123	[1]	Capella Education Co.	6,028
9,085	[1]	Corinthian Colleges, Inc.	20,351
400	[1]	Grand Canyon Education, Inc.	13,528
1,944	[1]	ITT Educational Services, Inc.	50,991
500		Strayer Education, Inc.	22,130
		TOTAL	113,028
		Electric & Electronic Original Equipment Manufacturers—1.2%
1,800		Altra Holdings, Inc.	44,892
4,371	[1]	Generac Holdings, Inc.	189,483
		TOTAL	234,375
		Electric Utility—1.5%
1,900		El Paso Electric Co.	71,763
2,400		Idacorp, Inc.	126,648
1,100		MGE Energy, Inc.	64,581
800		UniSource Energy Corp.	40,680
		TOTAL	303,672
		Electrical Equipment—1.0%
900		Brady (W.H.) Co.	29,943
2,200		Coleman Cable, Inc.	47,806
800		Littelfuse, Inc.	63,992
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Electrical Equipment—continued
1,500		Smith (A.O.) Corp.	$61,980
		TOTAL	203,721
		Electronic Equipment Instruments & Components—1.0%
1,200	[1]	Itron, Inc.	51,744
6,767	[1]	Sanmina Corp.	111,385
4,900	[1]	Taser International, Inc.	43,512
		TOTAL	206,641
		Electronic Instruments—0.5%
2,700	[1]	iRobot Corp.	94,392
		Energy Equipment & Services—1.2%
3,400	[1]	Exterran Holdings, Inc.	107,950
2,300	[1]	PowerSecure International, Inc.	37,444
6,100	[1]	Renewable Energy Group, Inc.	95,038
		TOTAL	240,432
		Ethical Drugs—0.7%
1,900	[1]	Ligand Pharmaceuticals, Inc., Class B	90,022
4,098	[1]	PharMerica Corp.	59,995
		TOTAL	150,017
		Financial Services—5.2%
5,035		Deluxe Corp.	206,486
2,000		Financial Engines, Inc.	95,480
700		Heartland Payment Systems, Inc.	26,117
8,258		MainSource Financial Group, Inc.	119,411
4,207		Nelnet, Inc., Class A	163,568
1,100	[1]	Outerwall, Inc.	60,775
4,555	[1]	PHH Corp.	103,216
829	[1]	Portfolio Recovery Associates, Inc.	123,778
3,400	[1]	Verifone Systems, Inc.	64,838
100	[1]	Virtus Investment Partners, Inc.	18,650
2,400	[1]	Xoom Corp.	78,744
		TOTAL	1,061,063
		Food Products—0.4%
5,100	[1]	Pilgrim's Pride Corp.	84,762
		Food Wholesaling—0.2%
5,200	[1]	SUPERVALU, Inc.	41,652
		Furniture—1.4%
2,300	[1]	American Woodmark Corp.	79,787
4,300		Haverty Furniture Cos., Inc.	111,800
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Furniture—continued
2,059		Kimball International, Inc., Class B	$22,628
3,900		La-Z Boy Chair Co.	80,847
		TOTAL	295,062
		Gas Distributor—0.2%
700		Southwest Gas Corp.	34,748
		Gas Utilities—0.2%
800		Chesapeake Utilities Corp.	47,416
		Generic Drugs—0.2%
2,800	[1]	Lannett Co., Inc.	38,892
		Grocery Chain—0.2%
1,300		Ingles Markets, Inc., Class A	36,998
		Health Care—0.9%
2,210	[1]	USANA, Inc.	182,590
		Home Building—0.3%
446		M.D.C. Holdings, Inc.	14,112
3,800	[1]	PGT, Inc.	38,000
		TOTAL	52,112
		Home Health Care—0.9%
2,900	[1]	Addus Homecare Corp.	56,956
4,016	[1]	Gentiva Health Services, Inc.	43,132
2,200	[1]	Providence Service Corp.	60,654
419	[1]	Wellcare Health Plans, Inc.	25,571
		TOTAL	186,313
		Home Products—0.4%
3,700	[1]	Libbey, Inc.	91,242
		Hospitals—1.0%
2,000		Ensign Group, Inc.	76,480
1,900		HealthSouth Corp.	61,864
7,891		Select Medical Holdings Corp.	70,782
		TOTAL	209,126
		Hotels Restaurants & Leisure—0.3%
1,600	[1]	Marriott Vacations Worldwide Corp.	70,400
		Household Appliances—0.1%
1,642	[1]	hhgregg, Inc.	25,763
		Industrial Machinery—0.5%
1,300		Albany International Corp., Class A	44,863
2,800	[1]	Columbus McKinnon Corp.	61,936
		TOTAL	106,799
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Industrial Services—0.1%
974	[1]	EnerNOC, Inc.	$15,214
		Insurance Brokerage—0.6%
2,164		AmTrust Financial Services, Inc.	90,087
5,200		Crawford & Co., Class B	40,872
		TOTAL	130,959
		Internet Services—1.7%
4,000	[1]	Angie's List, Inc.	88,080
7,300	[1]	Orbitz Worldwide, Inc.	67,233
2,413	[1]	Overstock.com, Inc.	82,066
4,400	[1]	Web.com Group, Inc.	114,312
		TOTAL	351,691
		Jewelry Stores—0.0%
100		Movado Group, Inc.	3,648
		Life Insurance—0.6%
1,489		Primerica, Inc.	61,108
3,668		Symetra Financial Corp.	65,951
		TOTAL	127,059
		Magazine Publishing—0.4%
1,600		Meredith Corp.	76,032
		Maritime—0.4%
2,700		Matson, Inc.	76,464
		Medical Supplies—2.1%
3,400		Invacare Corp.	53,074
1,000	[1]	Medidata Solutions, Inc.	92,530
3,500	[1]	NuVasive, Inc.	79,870
3,400	[1]	Orthofix International NV	77,214
1,600		Steris Corp.	72,032
700		West Pharmaceutical Services, Inc.	51,632
		TOTAL	426,352
		Medical Technology—1.8%
250		Cantel Medical Corp.	6,635
3,000	[1]	Cyberonics, Inc.	155,970
1,100	[1]	Greatbatch Technologies, Inc.	41,580
3,300	[1]	Hanger Orthopedic Group, Inc.	121,836
1,100	[1]	Integra Lifesciences Corp.	43,329
		TOTAL	369,350
		Metal Containers—0.1%
500	[1]	Mobile Mini, Inc.	17,255
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Metal Fabrication—0.5%
700		Mueller Industries, Inc.	$38,423
2,058		NN, Inc.	25,313
1,200		Worthington Industries, Inc.	42,924
		TOTAL	106,660
		Metals & Mining—0.3%
1,600		Commercial Metals Corp.	24,784
1,400		Schnitzer Steel Industries, Inc., Class A	35,924
		TOTAL	60,708
		Miscellaneous Components—0.8%
1,700	[1]	Microsemi Corp.	41,922
1,900	[1]	Proto Labs, Inc.	128,573
		TOTAL	170,495
		Miscellaneous Machinery—0.2%
1,700		John Bean Technologies Corp.	40,307
		Miscellaneous Metals—0.5%
2,400		Matthews International Corp., Class A	92,832
		Money Center Bank—0.5%
4,400		International Bancshares Corp.	106,524
78		MidWestOne Financial Group, Inc.	2,035
		TOTAL	108,559
		Mortgage and Title—0.4%
3,432		First American Financial Corp.	78,009
		Multi-Industry Basic—0.4%
4,300	[1]	Graphic Packaging Holding Co.	36,980
1,928		Olin Corp.	47,043
		TOTAL	84,023
		Multi-Line Insurance—2.4%
1,100		Amerisafe, Inc.	39,303
10,135		CNO Financial Group, Inc.	144,728
2,675		FBL Financial Group, Inc., Class A	118,315
5,225		Montpelier Re Holdings Ltd.	141,127
700		Safety Insurance Group, Inc.	37,639
		TOTAL	481,112
		Natural Gas Production—0.2%
6,663	[1]	VAALCO Energy, Inc.	41,311
		Office Supplies—0.7%
3,326		United Stationers, Inc.	137,663
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Offshore Driller—0.4%
6,200	[1]	Newpark Resources, Inc.	$70,928
		Oil Refiner—0.9%
272		Alon USA Energy, Inc.	3,716
3,122		Delek US Holdings, Inc.	94,440
2,972		Western Refining, Inc.	89,546
		TOTAL	187,702
		Oil Service, Explore & Drill—0.3%
11,137	[1]	Parker Drilling Co.	67,602
		Oil Well Supply—0.4%
2,200	[1]	Park-Ohio Holdings Corp.	77,286
		Optical Reading Equipment—0.4%
2,400	[1]	ScanSource, Inc.	85,464
		Other Tobacco Products—0.6%
2,000		Universal Corp.	122,600
		Paper Products—1.4%
9,207	[1]	Boise, Inc.	83,784
1,600		Glatfelter (P.H.) Co.	42,352
2,500		Kadant, Inc.	81,850
6,300	[1]	Xerium Technologies, Inc.	77,994
		TOTAL	285,980
		Personal Loans—0.5%
1,415		Cash America International, Inc.	59,430
400	[1]	Credit Acceptance Corp.	44,996
		TOTAL	104,426
		Personnel Agency—1.6%
6,000	[1]	AMN Healthcare Services, Inc.	88,680
1,400		Barrett Business Services, Inc.	98,364
3,035		Kelly Services, Inc., Class A	59,395
4,000	[1]	Korn/Ferry International	78,120
		TOTAL	324,559
		Pollution Control—0.3%
1,800		US Ecology, Inc.	55,026
		Poultry Products—0.6%
1,800		Sanderson Farms, Inc.	127,152
		Printed Circuit Boards—0.3%
11,747	[1]	Sigma Designs, Inc.	61,319
		Printing—1.1%
1,400	[1]	Consolidated Graphics, Inc.	75,026
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Printing—continued
2,494		Quad Graphics, Inc.	$69,932
2,844		Valassis Communications, Inc.	81,424
		TOTAL	226,382
		Professional Services—0.9%
300	[1]	CoStar Group, Inc.	46,965
2,300	[1]	FTI Consulting, Inc.	85,698
3,000	[1,2]	RPX Corp.	52,320
		TOTAL	184,983
		Property Liability Insurance—2.0%
1,870		Argo Group International Holdings Ltd.	83,495
2,800		Horace Mann Educators Corp.	79,352
1,974		Platinum Underwriters Holdings Ltd.	114,670
1,508		ProAssurance Corp.	80,723
1,600		United Fire & Casualty Co.	41,616
		TOTAL	399,856
		Railroad—0.4%
3,200	[1]	Greenbrier Cos., Inc.	73,184
		Recreational Goods—1.0%
9,000	[1]	Smith & Wesson Holding Corp.	106,560
1,300		Sturm Ruger & Co., Inc.	66,131
3,800	[1]	The Nautilus Group, Inc.	33,364
		TOTAL	206,055
		Recreational Vehicles—0.8%
2,384		Brunswick Corp.	89,996
3,300	[1]	Winnebago Industries, Inc.	78,936
		TOTAL	168,932
		Regional Banks—7.9%
1,200		BBCN Bancorp, Inc.	17,532
800		BancFirst Corp.	41,824
1,300		Bancorpsouth, Inc.	25,545
5,464		Cardinal Financial Corp.	89,391
1,600		Community Trust Bancorp, Inc.	63,760
3,174		Enterprise Financial Services Corp.	58,814
3,099		Financial Institutions, Inc.	62,383
2,400		First Interstate BancSystem, Inc., Class A	56,568
5,000		First Merchants Corp.	93,600
900		Great Southern Bancorp, Inc.	26,280
1,600		Hancock Holding Co.	52,416
Annual Shareholder Report
16

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
5,480	[1]	Hanmi Financial Corp.	$93,160
2,100		Heartland Financial USA, Inc.	58,800
680		Peoples Bancorp, Inc.	15,293
3,900	[1]	Pinnacle Financial Partners, Inc.	111,072
2,600		PrivateBancorp, Inc.	61,334
1,600		Renasant Corp.	43,840
1,700		Sandy Spring Bancorp, Inc.	41,548
3,800		Susquehanna Bankshares, Inc.	50,540
1,800		TriCo Bancshares	38,988
800		Trustmark Corp.	21,576
3,400		Umpqua Holdings Corp.	57,256
1,200		Washington Trust Bancorp	38,808
1,600		Wesbanco, Inc.	47,120
6,000	[1]	Western Alliance Bancorp	106,380
18,457		Wilshire Bancorp, Inc.	162,237
2,100		Wintrust Financial Corp.	85,911
		TOTAL	1,621,976
		Rental & Leasing Services—0.1%
580		Rent-A-Center, Inc.	23,194
		Restaurant—1.9%
1,100	[1]	AFC Enterprises, Inc.	40,480
800		CEC Entertainment, Inc.	33,272
1,100		Cracker Barrel Old Country Store, Inc.	107,690
1,300		Domino's Pizza, Inc.	81,354
4,100	[1]	Krispy Kreme Doughnuts, Inc.	86,182
500	[1]	Papa Johns International, Inc.	33,430
		TOTAL	382,408
		Savings & Loan—3.5%
2,537		Banner Corp.	94,072
900	[1]	BofI Holding, Inc.	48,825
4,100	[1]	Flagstar Bancorp, Inc.	67,240
1,900		Glacier Bancorp, Inc.	46,246
2,600		MB Financial, Inc.	74,828
6,548		Provident Financial Holdings, Inc.	114,590
3,400		Sterling Financial Corp. WA	90,202
1,000		WSFS Financial Corp.	59,530
4,100		Webster Financial Corp. Waterbury	111,684
		TOTAL	707,217
Annual Shareholder Report
17

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—1.5%
5,810	[1]	Omnivision Technologies, Inc.	$94,470
1,300	[1]	Plexus Corp.	45,461
13,200	[1]	RF Micro Devices, Inc.	68,508
1,200	[1]	Semtech Corp.	36,300
5,751	[1]	Spansion, Inc.	67,862
		TOTAL	312,601
		Semiconductor Manufacturing Equipment—0.6%
1,700	[1]	Advanced Energy Industries, Inc.	36,822
4,253		Mentor Graphics Corp.	87,314
		TOTAL	124,136
		Services to Medical Professionals—1.4%
1,700	[1]	Bio-Reference Laboratories, Inc.	45,475
5,200	[1]	MedAssets, Inc.	113,204
3,900	[1]	WebMD Health Corp., Class A	128,739
		TOTAL	287,418
		Shoes—1.8%
4,000		Brown Shoe Co., Inc.	95,080
317	[1]	CROCs, Inc.	4,333
900	[1]	Deckers Outdoor Corp.	49,347
1,459	[1]	Genesco, Inc.	102,685
4,200	[1]	Skechers USA, Inc., Class A	114,576
		TOTAL	366,021
		Software Packaged/Custom—3.2%
4,032	[1]	Aspen Technology, Inc.	131,201
4,319		CSG Systems International, Inc.	102,274
1,938	[1]	Commvault Systems, Inc.	163,625
1,800	[1]	Electronics for Imaging, Inc.	54,054
1,030	[1]	ePlus, Inc.	65,395
1,600		Pegasystems, Inc.	57,440
2,700	[1]	Take-Two Interactive Software, Inc.	47,331
1,527	[1]	ValueClick, Inc.	37,320
		TOTAL	658,640
		Specialty Chemicals—1.1%
4,000		American Vanguard Corp.	98,760
1,200		Chemed Corp.	84,708
2,800		FutureFuel Corp.	44,212
308	[1]	Omnova Solutions, Inc.	2,483
		TOTAL	230,163
Annual Shareholder Report
18

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—4.2%
2,483	[1]	Asbury Automotive Group, Inc.	$121,270
5,100		Big 5 Sporting Goods Corp.	103,377
700	[1]	Cabela's, Inc., Class A	48,048
1,300	[1]	Conn's, Inc.	84,006
700		Finish Line, Inc., Class A	15,582
1,000		Lithia Motors, Inc., Class A	65,240
1,762	[1]	Lumber Liquidators, Inc.	170,597
3,820		Natures Sunshine Products, Inc.	69,524
2,100		Penske Automotive Group, Inc.	78,078
1,600		Stage Stores, Inc.	39,936
1,600	[1]	Stamps.com, Inc.	63,776
		TOTAL	859,434
		Telecommunication Equipment & Services—2.4%
1,400		Alliance Fiber Optic Products, Inc.	44,534
1,489	[1]	Anixter International, Inc.	123,647
2,700	[1]	Arris Group, Inc.	40,608
5,400	[1]	CIENA Corp.	119,124
1,500		Plantronics, Inc.	69,735
4,600	[1]	Ubiquiti Networks, Inc.	96,692
		TOTAL	494,340
		Telephone Utility—0.3%
21,665	[1]	Vonage Holdings Corp.	69,761
		Truck Manufacturing—0.2%
3,700	[1]	Federal Signal Corp.	35,890
		Trucking—0.3%
3,665	[1]	Swift Transportation Co.	65,384
		Undesignated Consumer Cyclicals—0.4%
1,500		ABM Industries, Inc.	38,850
1,600	[1]	TeleTech Holdings, Inc.	40,080
		TOTAL	78,930
		Undesignated Consumer Staples—0.7%
5,000	[1]	Medifast, Inc.	136,700
		Uniforms—0.1%
100		Unifirst Corp.	9,802
		Water Utility—0.5%
900		American States Water Co.	57,798
4,800		Mueller Water Products, Inc.	37,152
		TOTAL	94,950
Annual Shareholder Report
19

Shares			Value
		COMMON STOCKS—continued
		Wireless Communications—0.2%
800		InterDigital, Inc.	$31,784
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,927,195)	20,085,603
		MUTUAL FUND—2.4%
485,617	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	485,617
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $17,412,812)[4]	20,571,220
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(157,153)
		TOTAL NET ASSETS—100%	$20,414,067
1	Non-income producing security.
2	Affiliated companies and holdings.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $17,442,316.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.52	$9.88	$7.55	$6.58	$10.21
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.06)[1]	(0.09)[1]	(0.06)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	4.19	(0.30)	2.42	1.03	(3.59)
TOTAL FROM INVESTMENT OPERATIONS	4.18	(0.36)	2.33	0.97	(3.63)
Net Asset Value, End of Period	$13.70	$9.52	$9.88	$7.55	$6.58
Total Return[2]	43.91%	(3.64)%	30.86%	14.74%	(35.55)%
Ratios to Average Net Assets:
Net expenses	1.70%	1.71%	1.75%	1.75%	1.74%
Net investment income (loss)	(0.05)%	(0.65)%	(0.96)%	(0.77)%	(0.53)%
Expense waiver/reimbursement[3]	1.09%	4.24%	3.75%	5.41%	5.73%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,694	$2,550	$3,469	$3,184	$1,652
Portfolio turnover	184%	200%	210%	192%	222%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.04	$9.45	$7.28	$6.39	$9.99
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.12)[1]	(0.15)[1]	(0.11)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments	3.96	(0.29)	2.32	1.00	(3.52)
TOTAL FROM INVESTMENT OPERATIONS	3.87	(0.41)	2.17	0.89	(3.60)
Net Asset Value, End of Period	$12.91	$9.04	$9.45	$7.28	$6.39
Total Return[2]	42.81%	(4.34)%	29.81%	13.93%	(36.04)%
Ratios to Average Net Assets:
Net expenses	2.45%	2.46%	2.50%	2.50%	2.49%
Net investment income (loss)	(0.81)%	(1.41)%	(1.70)%	(1.53)%	(1.29)%
Expense waiver/reimbursement[3]	1.11%	4.24%	3.78%	5.13%	5.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,636	$2,358	$2,978	$3,258	$1,366
Portfolio turnover	184%	200%	210%	192%	222%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.67	$10.00	$7.63	$6.63	$10.28
Income From Investment Operations:
Net investment income (loss)	0.03[1]	(0.04)[1]	(0.06)[1]	(0.04)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	4.24	(0.29)	2.43	1.04	(3.63)
TOTAL FROM INVESTMENT OPERATIONS	4.27	(0.33)	2.37	1.00	(3.65)
Net Asset Value, End of Period	$13.94	$9.67	$10.00	$7.63	$6.63
Total Return[2]	44.16%	(3.30)%	31.06%	15.08%	(35.51)%
Ratios to Average Net Assets:
Net expenses	1.45%	1.46%	1.50%	1.50%	1.49%
Net investment income (loss)	0.23%	(0.44)%	(0.71)%	(0.52)%	(0.30)%
Expense waiver/reimbursement[3]	1.10%	3.77%	3.79%	5.56%	5.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,084	$11,650	$4,836	$5,727	$3,319
Portfolio turnover	184%	200%	210%	192%	222%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at value including $485,617 of investment in an affiliated holding and $91,983 of investment in affiliated companies (Note 5) (identified cost $17,412,812)		$20,571,220
Income receivable		4,854
Receivable for investments sold		314,357
Receivable for shares sold		34,726
TOTAL ASSETS		20,925,157
Liabilities:
Payable for investments purchased	$406,000
Payable for shares redeemed	28,718
Payable for auditing fees	23,400
Payable for distribution services fee (Note 5)	1,635
Payable for shareholder services fee (Note 5)	2,686
Payable for share registration costs	27,970
Accrued expenses (Note 5)	20,681
TOTAL LIABILITIES		511,090
Net assets for 1,484,174 shares outstanding		$20,414,067
Net Assets Consist of:
Paid-in capital		$24,880,348
Net unrealized appreciation of investments		3,158,408
Accumulated net realized loss on investments		(7,574,546)
Accumulated net investment income (loss)		(50,143)
TOTAL NET ASSETS		$20,414,067
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($3,694,202 ÷ 269,711 shares outstanding), no par value, unlimited shares authorized		$13.70
Offering price per share (100/94.50 of $13.70)		$14.50
Redemption proceeds per share		$13.70
Class C Shares:
Net asset value per share ($2,635,677 ÷ 204,178 shares outstanding), no par value, unlimited shares authorized		$12.91
Offering price per share		$12.91
Redemption proceeds per share (99.00/100 of $12.91)		$12.78
Institutional Shares:
Net asset value per share ($14,084,188 ÷ 1,010,285 shares outstanding), no par value, unlimited shares authorized		$13.94
Offering price per share		$13.94
Redemption proceeds per share		$13.94
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Dividends (including $395 received from an affiliated holding (Note 5))			$291,397
Expenses:
Investment adviser fee (Note 5)		$200,267
Administrative fee (Note 5)		32,012
Custodian fees		17,898
Transfer agent fee		28,950
Directors'/Trustees' fees (Note 5)		1,463
Auditing fees		23,400
Legal fees		8,838
Portfolio accounting fees		66,993
Distribution services fee (Note 5)		17,269
Shareholder services fee (Note 5)		13,043
Share registration costs		38,826
Printing and postage		18,564
Insurance premiums (Note 5)		3,945
Miscellaneous (Note 5)		4,378
TOTAL EXPENSES		475,846
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(188,362)
Waiver of administrative fee	(3,808)
TOTAL WAIVERS AND REIMBURSEMENT		(192,170)
Net expenses			283,676
Net investment income			7,721
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,764,471
Net change in unrealized appreciation of investments			2,572,034
Net realized and unrealized gain on investments			6,336,505
Change in net assets resulting from operations			$6,344,226
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,721	$(77,173)
Net realized gain (loss) on investments	3,764,471	(9,436)
Net change in unrealized appreciation/depreciation of investments	2,572,034	(74,338)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,344,226	(160,947)
Share Transactions:
Proceeds from sale of shares	2,885,582	8,745,470
Cost of shares redeemed	(5,374,162)	(3,308,401)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,488,580)	5,437,069
Change in net assets	3,855,646	5,276,122
Net Assets:
Beginning of period	16,558,421	11,282,299
End of period (including accumulated net investment income (loss) of $(50,143) and $(56,440), respectively)	$20,414,067	$16,558,421
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	58,995	$721,385	37,994	$344,850
Shares redeemed	(57,089)	(645,446)	(121,394)	(1,100,407)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,906	$75,939	(83,400)	$(755,557)
Year Ended July 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,008	$338,769	9,770	$85,422
Shares redeemed	(87,658)	(873,316)	(64,102)	(552,087)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(56,650)	$(534,547)	(54,332)	$(466,665)
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	154,932	$1,825,428	898,001	$8,315,198
Shares redeemed	(349,832)	(3,855,400)	(176,188)	(1,655,907)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(194,900)	$(2,029,972)	721,813	$6,659,291
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(249,644)	$(2,488,580)	584,081	$5,437,069
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for partnership adjustments and expired capital loss carryforwards.
For the year ended July 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(451,021)	$(1,424)	$452,445
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
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As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$3,128,904
Capital loss carryforwards and deferrals	$(7,595,185)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2013, the cost of investments for federal tax purposes was $17,442,316. The net unrealized appreciation of investments for federal tax purposes was $3,128,904. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,450,703 and net unrealized depreciation from investments for those securities having an excess of cost over value of $321,799.
At July 31, 2013, the Fund had a capital loss carryforward of $7,545,042 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$3,158,071	NA	$3,158,071
2018	$4,386,971	NA	$4,386,971
The Fund used capital loss carryforwards of $3,725,454 to offset capital gains realized during the year ended July 31, 2013.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2013, for federal income tax purposes, a late year ordinary loss of $50,143 was deferred to August 1, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $188,007 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $3,808 of its fee. The net fee paid to FAS was 0.162% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$17,269
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC retained $800 of fees paid by the Fund. For the year ended July 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2013, FSC retained $128 in sale charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$7,286
Class C Shares	5,757
TOTAL	$13,043
For the year ended July 31, 2013, FSSC received $268 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.70%, 2.45% and 1.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended July 31, 2013, were as follows:
Affiliates	Balance of Shares Held 7/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2013	Value
RPX Corp.	—	3,000	—	3,000	$52,320
Repligen Corp.	—	3,900	—	3,900	39,663
TOTAL OF AFFILIATED COMPANIES	—	6,900	—	6,900	$91,983
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2013, the Adviser reimbursed $355. Transactions involving the affiliated holding during the year ended July 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2012	296,930
Purchases/Additions	4,671,001
Sales/Reductions	(4,482,314)
Balance of Shares Held 7/31/2013	485,617
Value	$485,617
Dividend Income	$395
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2013, were as follows:
Purchases	$31,603,001
Sales	$34,150,176
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,198.60	$9.27
Class C Shares	$1,000	$1,194.30	$13.33
Institutional Shares	$1,000	$1,200.70	$7.91
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.36	$8.50
Class C Shares	$1,000	$1,012.65	$12.23
Institutional Shares	$1,000	$1,017.60	$7.25
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.70%
Class C Shares	2.45%
Institutional Shares	1.45%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Small Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
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significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
37328 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2013
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2012 through July 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2013 was 35.12% for Class A Shares, 34.08% for Class B Shares, 34.07% for Class C Shares and 35.42% for Institutional Shares. The total return for the Russell 2000® Growth Index (R2000G),1 the Fund's broad-based securities market index, was 35.39% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares outperformed the R2000G.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 26.86% return on the Russell 3000® Index.2 Small-cap stocks3 led the way during the reporting period, as demonstrated by the 34.76% return of the Russell 2000® Index,4 and mid-cap stocks were a close second with the Russell Midcap® Index5 at 32.37%. Large-cap stocks trailed far behind, with the Russell Top 200® Index6 at 23.73%. Value stocks outperformed growth stocks significantly during the reporting period with the Russell 3000® Value Index7 returning 30.99% as compared to 22.65% for the Russell 3000® Growth Index.8
The best performing sectors in the R2000G during the reporting period were Industrials (43.50%), Consumer Discretionary (37.70%), Information Technology (37.14%) and Consumer Staples (36.25%). Underperforming sectors during the same period included Utilities (12.31%), Energy (23.49%) and Materials (30.79%).
STOCK SELECTION
While the Fund's investment process focused on individual stock selection and not sector weighting, the resulting sector allocations were a significant factor in performance relative to the R2000G during the 12-month reporting period. The most significant positive factors in the Fund's outperformance relative to the R2000G during the reporting period were specific investments in the Health Care, Consumer Discretionary and Materials sectors. In all three sectors, good stock selection added significantly to the return of the Fund. Health Care underperformed the R2000G and was underweighted, and Consumer Discretionary outperformed the R2000G and was overweighted. The Consumer Discretionary sector included the two highest stock performers,
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Warnaco Group and Tupperware. The most significant negative factor in the Fund's performance during the reporting period was poor stock selection in the Information Technology sector.
Individual stocks enhancing the Fund's performance included Warnaco Group, Tupperware and USANA.
Individual stocks detracting from the Fund's performance included Aegerion Pharmaceutical and Aruba Networks.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the Russell 2000® Growth Index.
2	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
3	Small company stocks may be less liquid and subject to greater price volatility than large company stocks.
4	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap® Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund2 (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2013, compared to the Russell 2000 Growth® Index (R2000G).3
Average Annual Total Returns for the Period Ended 7/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	27.73%	5.66%	5.56%
Class B Shares	28.58%	5.74%	5.53%
Class C Shares	33.07%	6.06%	5.52%
Institutional Shares	35.42%	7.11%	6.58%
*	The Fund's start of performance date was September 15, 2005.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–Class a shares
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum sales charge of the 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–Class b shares4
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

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Growth of a $10,000 Investment–Class c shares
Growth of $10,000 as of July 31, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 Investment–Institutional shares
Growth of $10,000 as of July 31, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G has been adjusted to reflect reinvestment of dividends on securities.
2	The Fund is the successor to the MDT Small Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investments operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Growth Fund.
3	The R2000G measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The R2000G is constructed to provide a comprehensive and unbiased barometer for the
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small-cap growth segment. The R2000G is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. The R2000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	The start of performance date for the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares was September 15, 2005. Class B Shares of the Fund were offered beginning March 17, 2008. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional Shares commenced operations on September 15, 2005. Subject to the expense adjustments described above, the Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because shares of each class are invested in the same portfolio of securities.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2013, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	5.7%
Specialty Retailing	5.3%
Financial Services	5.1%
Biotechnology	4.0%
Medical Supplies	3.9%
Computer Services	3.3%
Services to Medical Professionals	3.2%
Apparel	2.6%
Medical Technology	2.6%
Restaurants	2.5%
Telecommunication Equipment & Services	2.5%
Education & Training Services	2.2%
Oil Refiner	2.1%
Semiconductor Manufacturing	2.1%
Crude Oil & Gas Production	2.0%
Specialty Chemicals	2.0%
Undesignated Consumer Staples	1.7%
Auto Original Equipment Manufacturers	1.6%
Clothing Stores	1.6%
Generic Drugs	1.6%
Shoes	1.6%
Electric & Electronic Original Equipment Manufacturers	1.5%
Electrical Equipment	1.5%
Miscellaneous Components	1.5%
Computer Peripherals	1.4%
Cosmetics & Toiletries	1.4%
Personnel Agency	1.3%
Recreational Vehicles	1.3%
Packaged Foods	1.2%
Multi-Industry Transportation	1.1%
Office Furniture	1.1%
Personal & Household	1.1%
Personal Loans	1.1%
Defense Aerospace	1.0%
Home Health Care	1.0%
Home Products	1.0%
Machined Parts Original Equipment Manufacturers	1.0%
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Industry Composition	Percentage of Total Net Assets
Printing	1.0%
Semiconductor Manufacturing Equipment	1.0%
Other[2]	17.9%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
8

Portfolio of Investments
July 31, 2013
Shares			Value
		COMMON STOCKS—98.6%
		Agricultural Machinery—0.8%
7,353		Lindsay Manufacturing Co.	$552,210
		Airline - Regional—0.9%
10,284		Alaska Air Group, Inc.	629,072
		Apparel—2.6%
15,864	[1]	Ann, Inc.	537,631
5,005		Columbia Sportswear Co.	322,923
23,053	[1]	Express, Inc.	519,845
1,436		Oxford Industries, Inc.	97,174
10,033	[1]	Zumiez, Inc.	276,610
		TOTAL	1,754,183
		Auto Original Equipment Manufacturers—1.6%
19,241		Dana Holding Corp.	420,416
13,665	[1]	Meritor, Inc.	111,096
11,473	[1]	Tenneco Automotive, Inc.	554,490
		TOTAL	1,086,002
		Beer—0.4%
1,400	[1]	The Boston Beer Co., Inc., Class A	250,572
		Biotechnology—4.0%
3,500	[1]	Acorda Therapeutics, Inc.	132,895
12,100	[1]	Air Methods Corp.	406,439
13,100	[1]	Isis Pharmaceuticals, Inc.	377,935
10,287		Questcor Pharmaceuticals, Inc.	687,377
30,600	[1]	Santarus, Inc.	744,192
8,600	[1]	Seattle Genetics, Inc.	348,472
		TOTAL	2,697,310
		Clothing Stores—1.6%
8,187	[1]	Aeropostale, Inc.	123,869
3,308		Cato Corp., Class A	93,120
7,598	[1]	Children's Place Retail Stores, Inc.	410,596
11,022	[1]	Jos A. Bank Clothiers, Inc.	450,359
		TOTAL	1,077,944
		Commodity Chemicals—0.4%
4,408		Stepan Co.	263,863
		Computer Peripherals—1.4%
10,234	[1]	Silicon Graphics, Inc.	192,604
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Computer Peripherals—continued
18,217	[1]	Synaptics, Inc.	$728,680
		TOTAL	921,284
		Computer Services—3.3%
9,955		Fair Isaac & Co., Inc.	497,352
8,000	[1]	Manhattan Associates, Inc.	706,720
8,823		Syntel, Inc.	633,315
14,941	[1]	Unisys Corp.	387,569
		TOTAL	2,224,956
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	135,228
		Consumer Goods—0.0%
622		Pool Corp.	32,829
		Contracting—0.3%
4,700	[1]	Team, Inc.	184,193
		Cosmetics & Toiletries—1.4%
2,481	[1]	Elizabeth Arden, Inc.	101,870
16,427	[1]	Revlon, Inc.	412,154
14,034	[1]	Sally Beauty Holdings, Inc.	428,177
		TOTAL	942,201
		Crude Oil & Gas Production—2.0%
21,405		Energy XXI (Bermuda) Ltd.	574,724
18,044	[1]	Stone Energy Corp.	439,552
19,484		W&T Offshore, Inc.	317,394
		TOTAL	1,331,670
		Defense Aerospace—1.0%
5,600		Kaman Corp., Class A	212,016
7,896	[1]	Orbital Sciences Corp.	146,392
4,300	[1]	Teledyne Technologies, Inc.	344,731
		TOTAL	703,139
		Department Stores—0.1%
6,256	[1]	Saks, Inc.	100,221
		Education & Training Services—2.2%
3,960	[1]	American Public Education, Inc.	156,460
10,886	[1]	Bridgepoint Education, Inc.	175,482
5,528	[1]	Capella Education Co.	270,927
14,907	[1]	Grand Canyon Education, Inc.	504,155
5,300	[1]	K12, Inc.	164,830
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Education & Training Services—continued
4,512		Strayer Education, Inc.	$199,701
		TOTAL	1,471,555
		Electric & Electronic Original Equipment Manufacturers—1.5%
10,200		Altra Holdings, Inc.	254,388
17,586	[1]	Generac Holdings, Inc.	762,353
		TOTAL	1,016,741
		Electrical Equipment—1.5%
4,370		Belden, Inc.	256,126
11,906		EnerSys, Inc.	630,066
6,330	[1]	Rofin-Sinar Technologies, Inc.	146,286
		TOTAL	1,032,478
		Electronic Instruments—0.5%
10,389	[1]	iRobot Corp.	363,199
		Electronic Test/Measuring Equipment—0.6%
6,434		MTS Systems Corp.	405,664
		Ethical Drugs—0.2%
1,900	[1]	Cubist Pharmaceuticals, Inc.	118,427
		Financial Services—5.1%
18,568		Deluxe Corp.	761,474
12,400		Financial Engines, Inc.	591,976
15,305		Heartland Payment Systems, Inc.	571,029
6,979	[1]	Outerwall, Inc.	385,590
4,400	[1]	Portfolio Recovery Associates, Inc.	656,964
2,600	[1]	Virtus Investment Partners, Inc.	484,900
		TOTAL	3,451,933
		Furniture—0.7%
7,783		Ethan Allen Interiors, Inc.	236,370
12,014	[1]	Select Comfort Corp.	274,520
		TOTAL	510,890
		Generic Drugs—1.6%
12,700	[1]	Hi-Tech Pharmacal Co., Inc.	456,438
29,500	[1]	Impax Laboratories, Inc.	611,830
		TOTAL	1,068,268
		Grocery Chain—0.3%
3,150		Casey's General Stores, Inc.	208,625
		Home Health Care—1.0%
11,370	[1]	Wellcare Health Plans, Inc.	693,911
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Home Products—1.0%
8,149		Tupperware Brands Corp.	$686,798
		Hotels and Motels—0.1%
2,500		Six Flags Entertainment Corp.	91,975
		Household Appliances—0.4%
1,700	[1]	Middleby Corp.	304,198
		Industrial Machinery—0.8%
4,145		Tennant Co.	213,882
5,813		Watts Industries, Inc., Class A	303,904
		TOTAL	517,786
		Insurance Brokerage—0.1%
1,600	[1]	Texas Capital Bancshares, Inc.	72,784
		Internet Services—0.8%
4,661	[1]	Travelzoo, Inc.	133,631
16,700	[1]	Web.com Group, Inc.	433,866
		TOTAL	567,497
		Machined Parts Original Equipment Manufacturers—1.0%
13,078		Applied Industrial Technologies, Inc.	682,149
		Mail Order—0.4%
4,270		HSN, Inc.	256,456
		Maritime—0.6%
10,724		TAL International Group, Inc.	431,641
		Medical Supplies—3.9%
3,400	[1]	MWI Veterinary Supply, Inc.	483,378
1,400	[1]	Medidata Solutions, Inc.	129,542
9,360	[1]	Orthofix International NV	212,566
16,300		Owens & Minor, Inc.	586,148
15,377		Steris Corp.	692,272
7,450		West Pharmaceutical Services, Inc.	549,512
		TOTAL	2,653,418
		Medical Technology—2.6%
17,400		Cantel Medical Corp.	461,796
13,700	[1]	Cyberonics, Inc.	712,263
9,541	[1]	Integra Lifesciences Corp.	375,820
8,851	[1]	MedAssets, Inc.	192,686
		TOTAL	1,742,565
		Metal Fabrication—0.9%
17,038		Worthington Industries, Inc.	609,449
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Components—1.5%
8,600	[1]	Proto Labs, Inc.	$581,962
12,410	[1]	TriMas Corp.	459,542
		TOTAL	1,041,504
		Miscellaneous Metals—0.6%
4,043		AMCOL International Corp.	141,828
1,298		Materion Corp.	39,122
6,365		Matthews International Corp., Class A	246,198
		TOTAL	427,148
		Multi-Industry Basic—0.5%
13,714		Olin Corp.	334,622
		Multi-Industry Capital Goods—0.3%
2,680		Acuity Brands, Inc.	231,820
		Multi-Industry Transportation—1.1%
15,589		Brinks Co. (The)	416,694
8,680	[1]	Hub Group, Inc.	332,010
		TOTAL	748,704
		Office Furniture—1.1%
7,940		HNI Corp.	302,593
14,535		Knoll, Inc.	240,118
7,135		Miller Herman, Inc.	200,565
		TOTAL	743,276
		Office Supplies—0.7%
11,631		United Stationers, Inc.	481,407
		Oil Gas & Consumable Fuels—0.2%
3,325		CVR Energy, Inc.	156,907
		Oil Refiner—2.1%
26,400		Alon USA Energy, Inc.	360,624
15,400		Delek US Holdings, Inc.	465,850
20,850		Western Refining, Inc.	628,211
		TOTAL	1,454,685
		Other Communications Equipment—0.4%
8,124	[1]	Netgear, Inc.	242,176
		Packaged Foods—1.2%
6,000	[1]	Hain Celestial Group, Inc.	437,760
6,879	[1]	United Natural Foods, Inc.	403,109
		TOTAL	840,869
		Paper Products—0.2%
2,600	[1]	Clearwater Paper Corp.	127,192
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Personal & Household—1.1%
9,200		Nu Skin Enterprises, Inc., Class A	$769,488
		Personal Loans—1.1%
8,577		Cash America International, Inc.	360,234
3,300	[1]	Credit Acceptance Corp.	371,217
		TOTAL	731,451
		Personnel Agency—1.3%
22,700	[1]	AMN Healthcare Services, Inc.	335,506
10,800		Maximus, Inc.	406,188
6,592	[1]	TrueBlue, Inc.	176,006
		TOTAL	917,700
		Photo-Optical Component-Equipment—0.3%
2,997	[1]	Coherent, Inc.	169,870
		Poultry Products—0.6%
5,800		Sanderson Farms, Inc.	409,712
		Printing—1.0%
3,401	[1]	Consolidated Graphics, Inc.	182,260
18,280		Valassis Communications, Inc.	523,356
		TOTAL	705,616
		Professional Services—0.5%
2,200	[1]	CoStar Group, Inc.	344,410
		Recreational Vehicles—1.3%
2,500		Arctic Cat, Inc.	137,600
20,582		Brunswick Corp.	776,971
		TOTAL	914,571
		Regional Banks—0.4%
6,400		Bank of the Ozarks, Inc.	305,792
		Restaurants—2.5%
5,605		CEC Entertainment, Inc.	233,112
6,576		Cracker Barrel Old Country Store, Inc.	643,791
6,700		Domino's Pizza, Inc.	419,286
3,926	[1]	Jack in the Box, Inc.	157,393
4,316	[1]	Red Robin Gourmet Burgers	245,494
		TOTAL	1,699,076
		Roofing & Wallboard—0.5%
7,697	[1]	Beacon Roofing Supply, Inc.	313,961
		Semiconductor Distribution—0.3%
2,500	[1]	Tyler Technologies, Inc.	186,550
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—2.1%
6,412	[1]	Cabot Microelectronics Corp.	$237,116
18,965	[1]	Cirrus Logic, Inc.	365,645
5,994	[1]	Plexus Corp.	209,610
16,900	[1]	Semtech Corp.	511,225
13,710	[1]	Triquint Semiconductor, Inc.	109,543
		TOTAL	1,433,139
		Semiconductor Manufacturing Equipment—1.0%
18,799		Brooks Automation, Inc.	184,606
25,704		Mentor Graphics Corp.	527,703
		TOTAL	712,309
		Services to Medical Professionals—3.2%
14,809	[1]	Bio-Reference Laboratories, Inc.	396,141
9,217	[1]	Centene Corp.	511,267
7,433	[1]	Molina Healthcare, Inc.	275,913
13,423	[1]	Team Health Holdings, Inc.	539,873
13,900	[1]	WebMD Health Corp., Class A	458,839
		TOTAL	2,182,033
		Shoes—1.6%
30,921	[1]	CROCs, Inc.	422,690
9,220	[1]	Genesco, Inc.	648,904
		TOTAL	1,071,594
		Software Packaged/Custom—5.7%
23,300	[1]	Aspen Technology, Inc.	758,182
16,472		CSG Systems International, Inc.	390,057
8,800	[1]	Commvault Systems, Inc.	742,984
2,379	[1]	MicroStrategy, Inc., Class A	226,029
11,207	[1]	PTC, Inc.	303,485
15,930	[1]	Progress Software Corp.	407,649
17,800	[1]	Qlik Technologies, Inc.	557,496
16,803	[1]	ValueClick, Inc.	410,665
2,697	[1]	Verint Systems, Inc.	96,499
		TOTAL	3,893,046
		Specialty Chemicals—2.0%
15,500		American Vanguard Corp.	382,695
8,333		Chemed Corp.	588,227
12,934	[1]	Chemtura Corp.	289,204
1,638		Quaker Chemical Corp.	108,059
		TOTAL	1,368,185
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—5.3%
2,114		Aaron's, Inc.	$60,587
10,500	[1]	Asbury Automotive Group, Inc.	512,820
8,951	[1]	Cabela's, Inc., Class A	614,397
10,402		Finish Line, Inc., Class A	231,549
10,960		GNC Acquisition Holdings, Inc.	578,469
3,445	[1]	Kirkland's, Inc.	60,563
7,851	[1]	Lumber Liquidators, Inc.	760,134
13,619		Penske Automotive Group, Inc.	506,354
8,239		Pier 1 Imports, Inc.	193,616
5,100	[1]	Vera Bradley, Inc.	123,624
		TOTAL	3,642,113
		Surveillance-Detection—0.5%
6,593		Mine Safety Appliances Co.	350,286
		Telecommunication Equipment & Services—2.5%
7,003		Adtran, Inc.	185,089
8,931	[1]	Anixter International, Inc.	741,630
31,963	[1]	CIENA Corp.	705,104
1,858	[1]	Mastec, Inc.	61,314
		TOTAL	1,693,137
		Trucking—0.6%
9,900	[1]	Old Dominion Freight Lines, Inc.	432,432
		Undesignated Consumer Cyclicals—0.8%
11,100	[1]	Parexel International Corp.	548,895
		Undesignated Consumer Staples—1.7%
16,400	[1]	Medifast, Inc.	448,376
8,800	[1]	USANA, Inc.	727,056
		TOTAL	1,175,432
		Undesignated Health—0.6%
11,500		HealthSouth Corp.	374,440
		Wireless Communications—0.4%
7,600		InterDigital, Inc.	301,948
		TOTAL COMMON STOCKS (IDENTIFIED COST $56,357,300)	67,322,780
Annual Shareholder Report
16

Shares			Value
		MUTUAL FUND—1.5%
1,007,928	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	$1,007,928
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $57,365,228)[4]	68,330,708
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(37,742)
		TOTAL NET ASSETS—100%	$68,292,966
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $57,384,982.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.93	$12.12	$8.74	$7.85	$11.57
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.09)[1]	(0.13)[1]	(0.10)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.26	(0.10)	3.51	0.99	(3.64)
TOTAL FROM INVESTMENT OPERATIONS	4.19	(0.19)	3.38	0.89	(3.72)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$16.12	$11.93	$12.12	$8.74	$7.85
Total Return[3]	35.12%	(1.57)%	38.67%	11.34%	(32.15)%[4]
Ratios to Average Net Assets:
Net expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(0.49)%	(0.79)%	(1.18)%	(1.17)%	(1.04)%
Expense waiver/reimbursement[5]	0.59%	1.04%	1.14%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,187	$22,718	$25,634	$19,822	$21,682
Portfolio turnover	88%	69%	154%	142%	244%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.62	$11.90	$8.65	$7.81	$11.61
Income From Investment Operations:
Net investment income (loss)	(0.17)[1]	(0.17)[1]	(0.21)[1]	(0.16)[1]	(0.14)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.13	(0.11)	3.46	1.00	(3.66)
TOTAL FROM INVESTMENT OPERATIONS	3.96	(0.28)	3.25	0.84	(3.80)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$15.58	$11.62	$11.90	$8.65	$7.81
Total Return[3]	34.08%	(2.35)%	37.57%	10.76%	(32.73)%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.25)%	(1.55)%	(1.93)%	(1.92)%	(1.75)%
Expense waiver/reimbursement[4]	0.59%	1.06%	1.15%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,016	$1,640	$2,541	$2,350	$3,088
Portfolio turnover	88%	69%	154%	142%	244%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.33	$11.60	$8.43	$7.62	$11.32
Income From Investment Operations:
Net investment income (loss)	(0.16)[1]	(0.17)[1]	(0.21)[1]	(0.16)[1]	(0.14)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.02	(0.10)	3.38	0.97	(3.56)
TOTAL FROM INVESTMENT OPERATIONS	3.86	(0.27)	3.17	0.81	(3.70)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$15.19	$11.33	$11.60	$8.43	$7.62
Total Return[3]	34.07%	(2.33)%	37.60%	10.63%	(32.69)%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%	2.50%	2.49%	2.50%
Net investment income (loss)	(1.24)%	(1.54)%	(1.94)%	(1.91)%	(1.79)%
Expense waiver/reimbursement[4]	0.59%	1.04%	1.13%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,912	$4,223	$4,663	$2,795	$4,069
Portfolio turnover	88%	69%	154%	142%	244%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.14	$12.31	$8.85	$7.93	$11.66
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.06)[1]	(0.10)[1]	(0.08)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.33	(0.11)	3.56	1.00	(3.67)
TOTAL FROM INVESTMENT OPERATIONS	4.30	(0.17)	3.46	0.92	(3.73)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$16.44	$12.14	$12.31	$8.85	$7.93
Total Return[3]	35.42%	(1.38)%	39.10%	11.60%	(31.99)%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.24)%	(0.54)%	(0.92)%	(0.92)%	(0.80)%
Expense waiver/reimbursement[4]	0.59%	1.05%	1.15%	1.22%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,179	$26,233	$29,395	$27,039	$39,246
Portfolio turnover	88%	69%	154%	142%	244%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
July 31, 2013
Assets:
Total investment in securities, at value including $1,007,928 of investment in an affiliated holding (Note 5) (identified cost $57,365,228)		$68,330,708
Income receivable		14,701
Receivable for investments sold		617,537
Receivable for shares sold		55,924
TOTAL ASSETS		69,018,870
Liabilities:
Payable for investments purchased	$551,241
Payable for shares redeemed	33,870
Payable for transfer agent fee	46,807
Payable for Directors'/Trustees' fees (Note 5)	159
Payable for auditing fees	23,400
Payable for distribution services fee (Note 5)	4,291
Payable for shareholder services fee (Note 5)	17,638
Payable for share registration costs	32,566
Accrued expenses (Note 5)	15,932
TOTAL LIABILITIES		725,904
Net assets for 4,221,925 shares outstanding		$68,292,966
Net Assets Consist of:
Paid-in capital		$69,731,586
Net unrealized appreciation of investments		10,965,480
Accumulated net realized loss on investments and foreign currency transactions		(12,128,109)
Accumulated net investment income (loss)		(275,991)
TOTAL NET ASSETS		$68,292,966
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Ofering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($30,186,705 ÷ 1,872,938 shares outstanding), no par value, unlimited shares authorized	$16.12
Offering price per share (100/94.50 of $16.12)	$17.06
Redemption proceeds per share	$16.12
Class B Shares:
Net asset value per share ($2,015,565 ÷ 129,380 shares outstanding), no par value, unlimited shares authorized	$15.58
Offering price per share	$15.58
Redemption proceeds per share (94.50/100 of $15.58)	$14.72
Class C Shares:
Net asset value per share ($4,911,909 ÷ 323,363 shares outstanding), no par value, unlimited shares authorized	$15.19
Offering price per share	$15.19
Redemption proceeds per share (99.00/100 of $15.19)	$15.04
Institutional Shares:
Net asset value per share ($31,178,787 ÷ 1,896,244 shares outstanding), no par value, unlimited shares authorized	$16.44
Offering price per share	$16.44
Redemption proceeds per share	$16.44
See Notes which are an integral part of the Financial Statements
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23

Statement of Operations
Year Ended July 31, 2013
Investment Income:
Dividends (including $1,398 received from an affiliated holding (Note 5))			$764,063
Expenses:
Investment adviser fee (Note 5)		$695,502
Administrative fee (Note 5)		66,429
Custodian fees		12,404
Transfer agent fee		281,710
Directors'/Trustees' fees (Note 5)		1,499
Auditing fees		23,400
Legal fees		7,647
Portfolio accounting fees		78,822
Distribution services fee (Note 5)		46,983
Shareholder services fee (Note 5)		79,954
Account administration fee (Note 2)		620
Share registration costs		51,663
Printing and postage		36,433
Insurance premiums (Note 5)		4,020
Miscellaneous (Note 5)		5,985
TOTAL EXPENSES		1,393,071
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(350,750)
Waiver of administrative fee	(4,624)
TOTAL WAIVERS AND REIMBURSEMENT		(355,374)
Net expenses			1,037,697
Net investment income (loss)			(273,634)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			11,801,972
Net change in unrealized appreciation of investments			7,112,884
Net realized and unrealized gain on investments			18,914,856
Change in net assets resulting from operations			$18,641,222
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(273,634)	$(422,764)
Net realized gain on investments	11,801,972	4,915,672
Net change in unrealized appreciation/depreciation of investments	7,112,884	(5,652,407)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,641,222	(1,159,499)
Share Transactions:
Proceeds from sale of shares	12,327,005	12,048,639
Cost of shares redeemed	(17,490,091)	(18,308,002)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,163,086)	(6,259,363)
Change in net assets	13,478,136	(7,418,862)
Net Assets:
Beginning of period	54,814,830	62,233,692
End of period (including accumulated net investment income (loss) of $(275,991) and $(254,362), respectively)	$68,292,966	$54,814,830
See Notes which are an integral part of the Financial Statements
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25

Notes to Financial Statements
July 31, 2013
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
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NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$206
Class C Shares	414
TOTAL	$620
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	331,847	$4,237,900	317,159	$3,790,317
Shares redeemed	(363,126)	(4,908,290)	(527,438)	(6,080,816)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(31,279)	$(670,390)	(210,279)	$(2,290,499)
Year Ended July 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	32,692	$439,424	8,120	$92,002
Shares redeemed	(44,499)	(581,084)	(80,577)	(897,209)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(11,807)	$(141,660)	(72,457)	$(805,207)
Year Ended July 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	20,807	$274,225	46,175	$510,922
Shares redeemed	(70,218)	(912,217)	(75,431)	(814,480)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(49,411)	$(637,992)	(29,256)	$(303,558)
Year Ended July 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	523,422	$7,375,456	680,052	$7,655,398
Shares redeemed	(787,972)	(11,088,500)	(907,921)	(10,515,497)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(264,550)	$(3,713,044)	(227,869)	$(2,860,099)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(357,047)	$(5,163,086)	(539,861)	$(6,259,363)
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4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments of litigation payments and net operating loss.
For the year ended July 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(260,824)	$252,005	$8,819
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of July 31, 2013, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$10,945,726
Capital loss carryforwards and deferrals	$(12,384,346)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2013, the cost of investments for federal tax purposes was $57,384,982. The net unrealized appreciation of investments for federal tax purposes was $10,945,726. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,287,034 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,341,308.
At July 31, 2013, the Fund had a capital loss carryforward of $12,108,355 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$12,108,355	NA	$12,108,355
The Fund used capital loss carryforwards of $11,738,917 to offset capital gains realized during the year ended July 31, 2013.
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Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2013, for federal income tax purposes, a Late Year Ordinary Loss of $275,991 was deferred to August 1, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, the Adviser voluntarily waived $349,510 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, FAS waived $4,624 of its fee. The net fee paid to FAS was 0.102% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$13,171
Class C Shares	33,812
TOTAL	$46,983
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2013, FSC retained $5,710 of fees paid by the Fund. For the year ended July 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2013, FSC retained $1,149 in sales charges from the sale of Class A Shares. FSC also retained $1,772 of CDSC relating to redemptions of Class B Shares and $164 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$64,706
Class B Shares	4,391
Class C Shares	10,857
TOTAL	$79,954
For the year ended July 31, 2013, FSSC received $5,075 of fees paid by the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.75%, 2.50%, 2.50% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 31, 2014, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Company Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2013, the Adviser reimbursed $1,240. Transactions involving the affiliated holding during the year ended July 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2012	839,624
Purchases/Additions	14,062,010
Sales/Reductions	(13,893,706)
Balance of Shares Held 7/31/2013	1,007,928
Value	$1,007,928
Dividend Income	$1,398
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2013, were as follows:
Purchases	$52,302,907
Sales	$57,736,101
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2013, there were no outstanding loans. During the year ended July 31, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,172.40	$9.43
Class B Shares	$1,000	$1,167.90	$13.44
Class C Shares	$1,000	$1,166.70	$13.43
Institutional Shares	$1,000	$1,173.40	$8.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.12	$8.75
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Institutional Shares	$1,000	$1,017.36	$7.50
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%
Institutional Shares	1.50%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2013
Federated MDT Small Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
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significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For both the one-year and three-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
37313 (9/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $121,600

Fiscal year ended 2012 – $120,100

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $182

Fiscal year ended 2012 – $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $12,280 and $14,619, respectively. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $126,877

Fiscal year ended 2012 - $350,676

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 20, 2013